UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05577

The Glenmede Fund, Inc.

 (Exact name of registrant as specified in charter)

1650 Market Street Suite 4000

Philadelphia, PA 19103

(Address of principal executive offices) (zip code)

Joshua M. Lindauer, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas

41st Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

 Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Glenmede Disciplined U.S. Equity Portfolio

Advisor Class | GTLOX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Advisor Class (GTLOX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$475,343,449
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$1,609,574

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Corpay, Inc.	1.9%
Dropbox, Inc., Class A	1.9%
eBay, Inc.	1.9%
CME Group, Inc.	1.9%
CRH PLC	1.9%
Alphabet, Inc., Class A	1.9%
Fox Corp., Class A	1.8%
Comcast Corp., Class A	1.8%
F5, Inc.	1.8%
Zoom Communications, Inc.	1.8%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Financial Services	5.5%
Media	4.8%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Health Care Providers & Services	4.2%
Interactive Media & Services	3.4%
Banks	3.4%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Disciplined U.S. Equity Portfolio

Advisor Class | GTLOX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Disciplined U.S. Equity Portfolio

Institutional Class | GTLIX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Institutional Class (GTLIX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$32	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$475,343,449
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$1,609,574

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Corpay, Inc.	1.9%
Dropbox, Inc., Class A	1.9%
eBay, Inc.	1.9%
CME Group, Inc.	1.9%
CRH PLC	1.9%
Alphabet, Inc., Class A	1.9%
Fox Corp., Class A	1.8%
Comcast Corp., Class A	1.8%
F5, Inc.	1.8%
Zoom Communications, Inc.	1.8%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Financial Services	5.5%
Media	4.8%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Health Care Providers & Services	4.2%
Interactive Media & Services	3.4%
Banks	3.4%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Disciplined U.S. Equity Portfolio

Institutional Class | GTLIX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Disciplined U.S. Growth Equity Portfolio

Advisor Class | GTLLX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Advisor Class (GTLLX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,176,411,577
# of Portfolio Holdings	63
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,727,066

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Netflix, Inc.	3.1%
Jabil, Inc.	3.1%
Okta, Inc.	3.1%
Fortinet, Inc.	3.0%
Docusign, Inc.	3.0%
Amphenol Corp., Class A	2.9%
Trane Technologies PLC	2.9%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.8%
Salesforce, Inc.	2.8%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	19.4%
Semiconductors & Semiconductor Equipment	12.5%
Specialty Retail	8.1%
Interactive Media & Services	7.6%
Electronic Equipment, Instruments & Components	6.0%
IT Services	5.4%
Entertainment	5.0%
Financial Services	4.8%
Biotechnology	4.3%
Building Products	2.9%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Disciplined U.S. Growth Equity Portfolio

Advisor Class | GTLLX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Disciplined U.S. Growth Equity Portfolio

Institutional Class | GTILX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Institutional Class (GTILX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,176,411,577
# of Portfolio Holdings	63
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,727,066

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Netflix, Inc.	3.1%
Jabil, Inc.	3.1%
Okta, Inc.	3.1%
Fortinet, Inc.	3.0%
Docusign, Inc.	3.0%
Amphenol Corp., Class A	2.9%
Trane Technologies PLC	2.9%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.8%
Salesforce, Inc.	2.8%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	19.4%
Semiconductors & Semiconductor Equipment	12.5%
Specialty Retail	8.1%
Interactive Media & Services	7.6%
Electronic Equipment, Instruments & Components	6.0%
IT Services	5.4%
Entertainment	5.0%
Financial Services	4.8%
Biotechnology	4.3%
Building Products	2.9%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Disciplined U.S. Growth Equity Portfolio

Institutional Class | GTILX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Long/Short Equity Portfolio

Advisor Class | GTAPX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Advisor Class (GTAPX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTAPX	$130	2.58%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$44,034,967
# of Portfolio Holdings	169
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$161,598

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

eBay, Inc.	2.1%
Stride, Inc.	2.1%
Adtalem Global Education, Inc.	2.0%
MGIC Investment Corp.	2.0%
Unum Group	2.0%
Genpact Ltd.	2.0%
Sanmina Corp.	1.8%
Reliance, Inc.	1.8%
Amdocs Ltd.	1.8%
NiSource, Inc.	1.7%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
IT Services	5.4%
Specialty Retail	4.5%
Financial Services	4.5%
Diversified Consumer Services	4.1%
Machinery	4.0%
Capital Markets	3.9%
Media	3.5%
Construction & Engineering	3.3%
Professional Services	3.1%
Electronic Equipment, Instruments & Components	3.1%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Long/Short Equity Portfolio

Advisor Class | GTAPX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Long/Short Equity Portfolio

Institutional Class | GTLSX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Institutional Class (GTLSX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTLSX	$120	2.38%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$44,034,967
# of Portfolio Holdings	169
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$161,598

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

eBay, Inc.	2.1%
Stride, Inc.	2.1%
Adtalem Global Education, Inc.	2.0%
MGIC Investment Corp.	2.0%
Unum Group	2.0%
Genpact Ltd.	2.0%
Sanmina Corp.	1.8%
Reliance, Inc.	1.8%
Amdocs Ltd.	1.8%
NiSource, Inc.	1.7%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
IT Services	5.4%
Specialty Retail	4.5%
Financial Services	4.5%
Diversified Consumer Services	4.1%
Machinery	4.0%
Capital Markets	3.9%
Media	3.5%
Construction & Engineering	3.3%
Professional Services	3.1%
Electronic Equipment, Instruments & Components	3.1%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Long/Short Equity Portfolio

Institutional Class | GTLSX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Total Market Plus Equity Portfolio

Advisor Class | GTTMX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Advisor Class (GTTMX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTTMX	$103	2.08%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$28,810,498
# of Portfolio Holdings	164
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$111,924

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Catalyst Pharmaceuticals, Inc.	2.7%
Genpact Ltd.	2.6%
MGIC Investment Corp.	2.6%
eBay, Inc.	2.6%
Merit Medical Systems, Inc.	2.6%
Unum Group	2.6%
F5, Inc.	2.6%
Sanmina Corp.	2.6%
NiSource, Inc.	2.5%
Amdocs Ltd.	2.5%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Semiconductors & Semiconductor Equipment	8.2%
IT Services	7.3%
Media	6.9%
Financial Services	6.5%
Biotechnology	6.3%
Specialty Retail	6.1%
Machinery	5.5%
Capital Markets	5.2%
Software	4.8%
Banks	4.6%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Total Market Equity Portfolio" to the "Glenmede Total Market Plus Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Total Market Plus Equity Portfolio

Advisor Class | GTTMX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$42	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,039,232,702
# of Portfolio Holdings	89
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$3,379,174

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Prestige Consumer Healthcare, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
HealthEquity, Inc.	1.7%
Dycom Industries, Inc.	1.7%
Stifel Financial Corp.	1.6%
Halozyme Therapeutics, Inc.	1.6%
Ameris Bancorp	1.6%
WESCO International, Inc.	1.6%
Valvoline, Inc.	1.5%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Banks	11.3%
Software	7.1%
Capital Markets	4.9%
Specialty Retail	4.4%
Professional Services	4.3%
Biotechnology	3.9%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.3%
Construction & Engineering	3.0%
IT Services	3.0%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$33	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,039,232,702
# of Portfolio Holdings	89
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$3,379,174

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Prestige Consumer Healthcare, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
HealthEquity, Inc.	1.7%
Dycom Industries, Inc.	1.7%
Stifel Financial Corp.	1.6%
Halozyme Therapeutics, Inc.	1.6%
Ameris Bancorp	1.6%
WESCO International, Inc.	1.6%
Valvoline, Inc.	1.5%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Banks	11.3%
Software	7.1%
Capital Markets	4.9%
Specialty Retail	4.4%
Professional Services	4.3%
Biotechnology	3.9%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.3%
Construction & Engineering	3.0%
IT Services	3.0%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$152,008,319
# of Portfolio Holdings	41
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$469,435

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Alphabet, Inc., Class C	6.0%
Microsoft Corp.	5.4%
Mastercard, Inc., Class A	4.8%
Apple, Inc.	4.5%
Amphenol Corp., Class A	4.4%
Booking Holdings, Inc.	4.3%
JPMorgan Chase & Co.	3.2%
Martin Marietta Materials, Inc.	2.9%
Oracle Corp.	2.8%
Cisco Systems, Inc.	2.7%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	10.8%
Hotels, Restaurants & Leisure	6.4%
Financial Services	6.2%
Interactive Media & Services	6.0%
Specialty Retail	5.3%
Banks	5.3%
Technology Hardware, Storage & Peripherals	4.5%
Electronic Equipment, Instruments & Components	4.4%
Life Sciences Tools & Services	4.3%
Health Care Providers & Services	4.0%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Women in Leadership U.S. Equity Portfolio

Advisor Class | GWILX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Women in Leadership U.S. Equity Portfolio - Advisor Class (GWILX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GWILX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$19,742,155
# of Portfolio Holdings	67
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$20,229

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

eBay, Inc.	3.5%
Trane Technologies PLC	3.3%
Zoom Communications, Inc.	2.8%
QUALCOMM, Inc.	2.7%
Gilead Sciences, Inc.	2.6%
HP, Inc.	2.5%
TJX Cos., Inc.	2.5%
Genpact Ltd.	2.5%
Hewlett Packard Enterprise Co.	2.5%
Lam Research Corp.	2.4%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	11.0%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	5.9%
Biotechnology	5.0%
Technology Hardware, Storage & Peripherals	5.0%
Building Products	4.2%
Communications Equipment	4.0%
Interactive Media & Services	3.9%
Health Care Providers & Services	3.6%
Banks	3.5%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Women in Leadership U.S. Equity Portfolio

Advisor Class | GWILX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Environmental Accountability Portfolio

Advisor Class | RESGX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Environmental Accountability Portfolio - Advisor Class (RESGX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
RESGX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$21,028,219
# of Portfolio Holdings	84
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$10,454

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

TJX Cos., Inc.	2.4%
CME Group, Inc.	2.4%
CBRE Group, Inc., Class A	2.3%
Citigroup, Inc.	2.3%
Zoom Communications, Inc.	2.2%
Dropbox, Inc., Class A	2.1%
Alphabet, Inc., Class A	2.0%
CRH PLC	2.0%
Twilio, Inc., Class A	2.0%
Baker Hughes Co.	1.9%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	9.5%
Semiconductors & Semiconductor Equipment	8.4%
Capital Markets	4.8%
Financial Services	4.4%
Specialty Retail	4.3%
Interactive Media & Services	4.3%
Health Care Providers & Services	3.7%
Banks	3.6%
IT Services	3.6%
Media	3.2%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Environmental Accountability Portfolio

Advisor Class | RESGX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GEQIX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$13,854,577
# of Portfolio Holdings	47
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$18,005

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

JPMorgan Chase & Co.	3.6%
Allstate Corp.	3.4%
Fidelity National Information Services, Inc.	3.0%
DTE Energy Co.	3.0%
Cisco Systems, Inc.	2.9%
Quest Diagnostics, Inc.	2.9%
McDonald's Corp.	2.8%
Abbott Laboratories	2.7%
Exelon Corp.	2.6%
RTX Corp.	2.7%

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Capital Markets	9.1%
Health Care Equipment & Supplies	6.7%
Banks	5.4%
Insurance	5.2%
Hotels, Restaurants & Leisure	4.5%
Chemicals	4.3%
Machinery	4.2%
Oil, Gas & Consumable Fuels	3.7%
Pharmaceuticals	3.5%
Specialty Retail	3.2%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Disciplined International Equity Portfolio

Advisor Class | GTCIX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Advisor Class (GTCIX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GTCIX	$52	1.00%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$35,227,018
# of Portfolio Holdings	96
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$35,280

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Lloyds Banking Group PLC	1.8%
Deutsche Bank AG	1.7%
Roche Holding AG	1.6%
Cie de Saint-Gobain SA	1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.5%
British American Tobacco PLC	1.5%
HSBC Holdings PLC	1.5%
Novartis AG	1.5%
Shionogi & Co. Ltd.	1.5%
Genmab AS	1.5%

Country Composition (% of TNA as of 4/30/2025)

Value	Value
Short-Term Investments	0.5%
Belgium	0.8%
Sweden	0.8%
Luxembourg	1.0%
Finland	1.0%
Italy	1.5%
Hong Kong	1.8%
Netherlands	2.2%
Singapore	2.4%
United States	3.4%
Australia	3.6%
Denmark	3.7%
Switzerland	5.6%
Spain	6.4%
France	8.4%
Germany	9.5%
Canada	11.6%
United Kingdom	14.2%
Japan	19.7%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Disciplined International Equity Portfolio

Advisor Class | GTCIX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Disciplined U.S. Value Equity Portfolio

Advisor Class | GQLVX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Value Equity Portfolio - Advisor Class (GQLVX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQLVX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote*	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). These waivers and/or reimbursements will remain until at least February 28, 2026 and may be discontinued any time thereafter.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,986,480
# of Portfolio Holdings	91
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0Footnote Reference*

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

CME Group, Inc.	2.8%
Exelon Corp.	2.6%
eBay, Inc.	2.4%
Citigroup, Inc.	2.3%
Centene Corp.	2.2%
Zoom Communications, Inc.	2.2%
U.S. Bancorp	2.1%
Bristol-Myers Squibb Co.	2.1%
PayPal Holdings, Inc.	2.0%
Pfizer, Inc.	2.0%

Sector Diversification (% of TNA as of 4/30/2025)

Value	Value
Financials	23.8%
Health Care	17.0%
Information Technology	14.6%
Industrials	12.3%
Consumer Discretionary	8.8%
Energy	7.8%
Consumer Staples	5.5%
Utilities	4.3%
Materials	3.8%
Real Estate	1.7%
Short-Term Investments	0.7%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Value Equity Portfolio" to the "Glenmede Disciplined U.S. Value Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Disciplined U.S. Value Equity Portfolio

Advisor Class | GQLVX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSCX	$40	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote*	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). These waivers and/or reimbursements will remain until at least February 28, 2026 and may be discontinued any time thereafter.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,904,154
# of Portfolio Holdings	133
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0Footnote Reference*

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2025)

Pacira BioSciences, Inc.	1.9%
Adtalem Global Education, Inc.	1.7%
EZCORP, Inc., Class A	1.5%
Mueller Water Products, Inc., Class A	1.3%
CareDx, Inc.	1.3%
Excelerate Energy, Inc., Class A	1.3%
Teekay Tankers Ltd., Class A	1.3%
DNOW, Inc.	1.2%
Relay Therapeutics, Inc.	1.2%
Hamilton Insurance Group Ltd., Class B	1.1%

Sector Diversification (% of TNA as of 4/30/2025)

Value	Value
Financials	20.5%
Health Care	19.1%
Industrials	17.2%
Information Technology	12.8%
Consumer Discretionary	10.1%
Energy	6.7%
Real Estate	4.5%
Short-Term Investments	3.6%
Materials	3.3%
Utilities	2.9%
Consumer Staples	1.3%
Communication Services	0.9%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Disciplined U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
NOVIX	$52	1.03%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$12,647,351
# of Portfolio Holdings	11
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$13,159

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 4/30/2025)

Value	Value
Purchased Options	58.5%
Exchange-Traded Funds	42.0%
U.S. Treasury Bill	3.4%
Repurchase Agreement	0.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote[1]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$509,678,691
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%Footnote Reference1
Total Advisory Fees Paid	$1,616,249

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 4/30/2025)

Value	Value
Purchased Options	83.5%
U.S. Treasury Bills	15.8%
Exchange-Traded Funds	5.4%
Repurchase Agreement	0.9%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Semi-Annual Shareholder Report

April 30, 2025

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Semi-Annual Shareholder Report

April 30, 2025

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote[1]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$509,678,691
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%Footnote Reference1
Total Advisory Fees Paid	$1,616,249

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 4/30/2025)

Value	Value
Purchased Options	83.5%
U.S. Treasury Bills	15.8%
Exchange-Traded Funds	5.4%
Repurchase Agreement	0.9%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Semi-Annual Shareholder Report

April 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

The Glenmede Fund, Inc.
Semi-Annual Financial Statements and Other Information
April 30, 2025

An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2025 — (Unaudited)
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Assets:
Investments at value[1], 2	$475,052,259	$1,181,816,270	$1,978,168
Repurchase agreements at value[1]	1,385,725	6,811,478	15,207
Receivable from Advisor	—	—	5,334
Receivable for fund shares sold	20,609	213,136	—
Dividends receivable	180,412	242,556	1,491
Interest receivable	52	258	—
Securities lending income receivable	156	2,121	1
Prepaid expenses	33,882	72,541	104
Total assets	476,673,095	1,189,158,360	2,000,305
Liabilities:
Obligation to return securities lending collateral	—	10,184,492	—
Line of credit interest payable	124	13,522	—
Payable for fund shares redeemed	868,460	1,554,623	—
Payable for Management fees	214,944	509,205	872
Payable for Directors’ fees	37,781	78,240	83
Payable for Shareholder Servicing fees	71,214	153,330	318
Accrued expenses	137,123	253,371	12,552
Total liabilities	1,329,646	12,746,783	13,825
Net Assets	$475,343,449	$1,176,411,577	$1,986,480
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$24,821	$45,928	$165
Paid-in capital in excess of par value	340,427,763	731,159,967	1,720,400
Total distributable earnings	134,890,865	445,205,682	265,915
Total Net Assets	$475,343,449	$1,176,411,577	$1,986,480
Shares Outstanding[3]	24,821,284	45,928,314	165,108
Net Asset Value Per Share	$—	$—	$12.03
Advisor Class — based on net assets of $433,790,805 and $976,114,260, respectively and shares outstanding of 22,650,788 and 38,129,212, respectively	19.15	25.60	—
Institutional Class — based on net assets of $41,552,644 and $200,297,317, respectively and shares outstanding of 2,170,496 and 7,799,102, respectively	19.14	25.68	—
[1] Investments at cost	$408,674,628	$880,477,098	$1,856,925
[2] Market value of securities on loan	$—	$15,870,137	$47,099
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
2

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2025 — (Unaudited)
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Assets:
Investments at value[1], 2	$1,938,262	$36,014,166	$20,954,706
Repurchase agreements at value[1]	21,567	153,011	74,020
Foreign currency, at value[3]	—	156,157	—
Receivable from Advisor	6,003	8,938	19,597
Dividends receivable	492	152,677	7,990
Interest receivable	1	6	3
Securities lending income receivable	7	122	6
Foreign tax reclaims receivable	—	415,934	—
Prepaid expenses	114	216	1,201
Total assets	1,966,446	36,901,227	21,057,523
Liabilities:
Obligation to return securities lending collateral	48,209	1,631,419	—
Line of credit interest payable	—	8	17
Payable for Management fees	832	20,162	9,219
Payable for Directors’ fees	82	1,167	1,091
Payable for Shareholder Servicing fees	303	6,721	3,352
Accrued expenses	12,866	14,732	15,625
Total liabilities	62,292	1,674,209	29,304
Net Assets	$1,904,154	$35,227,018	$21,028,219
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$155	$2,024	$1,431
Paid-in capital in excess of par value	1,738,935	29,364,279	17,627,206
Total distributable earnings	165,064	5,860,715	3,399,582
Total Net Assets	$1,904,154	$35,227,018	$21,028,219
Shares Outstanding[4]	155,354	2,023,828	1,431,216
Net Asset Value Per Share	$12.26	$17.41	$14.69
[1] Investments at cost	$1,881,115	$31,719,347	$18,700,526
[2] Market value of securities on loan	$114,426	$1,569,712	$379,379
[3] Foreign currency at cost	$—	$156,507	$—
[4] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
3

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2025 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Assets:
Investments at value[1], 2	$19,721,676	$42,456,981	$37,303,484
Repurchase agreements at value[1]	19,025	971,185	55,062
Receivable from Advisor	14,643	9,891	3,513
Receivable for fund shares sold	250	4,313	5,710
Dividends receivable	13,218	32,705	34,939
Interest receivable	1	80,449	2
Securities lending income receivable	31	19	16
Cash collateral on deposit at broker (Note 1)	—	29,838,675	—
Prepaid expenses	1,158	2,309	305
Total assets	19,770,002	73,396,527	37,403,031
Liabilities:
Securities sold short, at value[3]	—	29,275,886	8,195,578
Due to custodian	—	319	182
Obligation to return securities lending collateral	—	—	329,460
Line of credit interest payable	—	12	815
Payable for fund shares redeemed	—	1,119	1,100
Dividend payable on securities sold short	—	14,972	4,872
Payable for Management fees	8,656	30,529	19,465
Payable for Directors’ fees	968	2,190	1,729
Payable for Shareholder Servicing fees	3,147	5,819	4,580
Accrued expenses	15,076	30,714	34,752
Total liabilities	27,847	29,361,560	8,592,533
Net Assets	$19,742,155	$44,034,967	$28,810,498
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$1,349	$3,293	$1,639
Paid-in capital in excess of par value	15,742,101	23,737,873	14,785,107
Total distributable earnings	3,998,705	20,293,801	14,023,752
Total Net Assets	$19,742,155	$44,034,967	$28,810,498
Shares Outstanding[4]	1,348,954	3,293,172	1,638,713
Net Asset Value Per Share	$14.64	$—	$17.58
Advisor Class — based on net assets of $35,676,757 and shares outstanding of 2,672,119	—	13.35	—
Institutional Class — based on net assets of $8,358,210 and shares outstanding of 621,053	—	13.46	—
[1] Investments at cost	$17,693,621	$32,550,870	$30,424,379
[2] Market value of securities on loan	$1,122,400	$—	$556,447
[3] Proceeds from securities sold short	$—	$34,672,162	$9,572,926
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2025 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$151,880,599	$1,097,678,061	$13,841,044
Repurchase agreements at value[1]	310,716	161,400	11,620
Receivable from Advisor	—	—	6,602
Receivable for securities sold	—	18,915,252	—
Receivable for fund shares sold	—	324,713	—
Dividends receivable	95,701	383,591	18,690
Interest receivable	12	6	—
Securities lending income receivable	—	4,933	—
Prepaid expenses	1,488	65,815	914
Total assets	152,288,516	1,117,533,771	13,878,870
Liabilities:
Line of credit payable	—	2,500,000	—
Payable for securities purchased	—	1,594,104	—
Obligation to return securities lending collateral	—	72,239,636	—
Line of credit interest payable	563	443	189
Payable for fund shares redeemed	131,182	1,152,802	—
Payable for Management fees	67,804	464,751	6,168
Payable for Directors’ fees	8,239	52,840	876
Payable for Shareholder Servicing fees	24,656	105,118	2,243
Accrued expenses	47,753	191,375	14,817
Total liabilities	280,197	78,301,069	24,293
Net Assets	$152,008,319	$1,039,232,702	$13,854,577
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$5,912	$35,769	$968
Paid-in capital in excess of par value	51,768,013	912,991,982	8,049,720
Total distributable earnings	100,234,394	126,204,951	5,803,889
Total Net Assets	$152,008,319	$1,039,232,702	$13,854,577
Shares Outstanding[3]	5,912,293	35,768,709	968,460
Net Asset Value Per Share	$25.71	$—	$14.31
Advisor Class — based on net assets of $387,052,648 and shares outstanding of 13,977,202	—	27.69	—
Institutional Class — based on net assets of $652,180,054 and shares outstanding of 21,791,507	—	29.93	—
[1] Investments at cost	$66,712,157	$1,013,418,480	$9,285,039
[2] Market value of securities on loan	$—	$77,119,921	$—
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2025 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio
Assets:
Investments at value[1]	$533,581,775	$13,139,785
Repurchase agreements at value[1]	4,751,124	35,385
Receivable from Advisor	—	3,860
Receivable for fund shares sold	260,125	—
Interest receivable	179	1
Cash collateral on deposit at broker (Note 1)	1,533,825	41,971
Foreign tax reclaims receivable	—	32,475
Prepaid expenses	30,487	186
Total assets	540,157,515	13,253,663
Liabilities:
Options written, at value[2]	29,986,490	573,060
Line of credit interest payable	26	4
Payable for fund shares redeemed	99,814	—
Payable for Management fees	241,456	5,511
Payable for Directors’ fees	25,014	1,093
Payable for Shareholder Servicing fees	5,753	2,004
Accrued expenses	120,271	24,640
Total liabilities	30,478,824	606,312
Net Assets	$509,678,691	$12,647,351
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$38,143	$2,662
Paid-in capital in excess of par value	493,335,117	18,508,012
Total distributable earnings/(accumulated losses)	16,305,431	(5,863,323)
Total Net Assets	$509,678,691	$12,647,351
Shares Outstanding[3]	38,142,702	2,661,821
Net Asset Value Per Share	$—	$4.75
Advisor Class — based on net assets of $35,332,250 and shares outstanding of 2,690,962	13.13	—
Institutional Class — based on net assets of $474,346,441 and shares outstanding of 35,451,740	13.38	—
[1] Investments at cost	$527,513,590	$12,996,913
[2] Premiums received from options written	$56,884,266	$1,046,905
[3] Authorized shares	—	120,000,000
Authorized shares - Advisor Class	160,000,000	—
Authorized shares - Institutional Class	160,000,000	—
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2025 — (Unaudited)
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Investment income:
Dividends	$4,804,367	$4,468,801	$27,283
Interest	17,474	44,899	113
Income from security lending, net	1,142	3,634	1
Total investment income	4,822,983	4,517,334	27,397
Expenses:
Management fees	1,609,574	3,727,066	5,677
Administration, transfer agent and custody fees	117,921	239,084	13,489
Professional fees	32,905	28,678	7,210
Shareholder report expenses	26,434	62,627	704
Shareholder servicing fees	—	—	2,064
Shareholder servicing fees (Advisor Class)	536,545	1,119,681	—
Directors’ fees and expenses	68,187	148,943	205
Interest expense	990	6,907	—
Registration and filing fees	21,069	36,525	1,907
Other expenses	62,131	139,363	811
Total expenses	2,475,756	5,508,874	32,067
Less expenses waived/reimbursed	—	—	(23,294)
Net expenses	2,475,756	5,508,874	8,773
Net investment income (loss)	2,347,227	(991,540)	18,624
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	67,348,232	138,010,489	126,328
Net change in unrealized loss on:
Investments	(85,581,374)	(115,365,636)	(239,171)
Net realized and unrealized gain (loss)	(18,233,142)	22,644,853	(112,843)
Net increase (decrease) in net assets resulting from operations	$(15,885,915)	$21,653,313	$(94,219)
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Investment income:
Dividends[1]	$12,882	$458,394	$177,134
Interest	129	1,504	971
Income from security lending, net	44	655	7
Total investment income	13,055	460,553	178,112
Expenses:
Management fees	5,913	99,858	63,563
Administration, transfer agent and custody fees	14,143	18,545	16,828
Professional fees	7,586	10,893	22,359
Shareholder report expenses	704	20,115	1,243
Shareholder servicing fees	2,150	33,286	23,114
Directors’ fees and expenses	220	2,500	2,389
Interest expense	—	473	—
Registration and filing fees	1,908	10,079	19,248
Other expenses	1,003	2,446	2,598
Total expenses	33,627	198,195	151,342
Less expenses waived/reimbursed	(24,488)	(64,578)	(53,109)
Net expenses	9,139	133,617	98,233
Net investment income	3,916	326,936	79,879
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	85,203	1,163,631	1,067,674
Foreign currency transactions	—	(3,651)	—
Net realized gain	85,203	1,159,980	1,067,674
Net change in unrealized gain (loss) on:
Investments	(348,495)	1,339,074	(2,562,166)
Foreign currency translation	—	14,156	—
Net change in unrealized gain/(loss)	(348,495)	1,353,230	(2,562,166)
Net realized and unrealized gain (loss)	(263,292)	2,513,210	(1,494,492)
Net increase (decrease) in net assets resulting from operations	$(259,376)	$2,840,146	$(1,414,613)

[1]	The Disciplined U.S. Small Cap Equity Portfolio, the Disciplined International Equity Portfolio and the Environmental Accountability Portfolio had foreign dividend withholding taxes of $56, $45,024 and $83, respectively.
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Investment income:
Dividends	$176,317	$359,719	$362,997
Interest	781	592,453	907
Income from security lending, net	43	182	25
Total investment income	177,141	952,354	363,929
Expenses:
Management fees	60,169	273,261	194,363
Administration, transfer agent and custody fees	16,777	25,346	19,267
Professional fees	9,873	11,102	11,080
Shareholder report expenses	1,315	3,233	2,541
Shareholder servicing fees	21,880	—	32,394
Shareholder servicing fees (Advisor Class)	—	36,732	—
Dividends on securities sold short	—	302,406	94,741
Directors’ fees and expenses	2,278	4,617	3,555
Short position flex fees	—	—	39,917
Registration and filing fees	18,215	28,981	19,067
Other expenses	2,422	4,226	2,633
Total expenses	132,929	689,904	419,558
Less expenses waived/reimbursed	(39,940)	(111,663)	(82,439)
Net expenses	92,989	578,241	337,119
Net investment income	84,152	374,113	26,810
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,933,997	2,750,722	6,001,723
Securities sold short	—	1,151,742	(227,855)
Net realized gain	1,933,997	3,902,464	5,773,868
Net change in unrealized gain (loss) on:
Investments	(2,763,393)	(3,622,787)	(6,915,757)
Securities sold short	—	1,143,118	1,098,149
Net change in unrealized loss	(2,763,393)	(2,479,669)	(5,817,608)
Net realized and unrealized gain (loss)	(829,396)	1,422,795	(43,740)
Net increase (decrease) in net assets resulting from operations	$(745,244)	$1,796,908	$(16,930)
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends[1]	$1,074,239	$8,844,564	$203,094
Interest	3,925	116,078	608
Income from security lending, net	45	36,546	—
Total investment income	1,078,209	8,997,188	203,702
Expenses:
Management fees	469,435	3,379,174	44,850
Administration, transfer agent and custody fees	41,240	282,255	16,336
Professional fees	21,311	50,563	9,503
Shareholder report expenses	5,052	103,524	1,142
Shareholder servicing fees	170,703	—	16,309
Shareholder servicing fees (Advisor Class)	—	564,323	—
Shareholder servicing fees (Institutional Class)	—	194,333	—
Directors’ fees and expenses	17,910	127,672	1,822
Interest expense	165	394	—
Registration and filing fees	11,225	41,444	3,907
Other expenses	11,742	98,006	2,289
Total expenses	748,783	4,841,688	96,158
Less expenses waived/reimbursed	—	—	(26,845)
Net expenses	748,783	4,841,688	69,313
Net investment income	329,426	4,155,500	134,389
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	14,751,993	63,292,957	1,298,529
Net change in unrealized loss on:
Investments	(21,609,571)	(245,282,656)	(1,933,934)
Net realized and unrealized loss	(6,857,578)	(181,989,699)	(635,405)
Net decrease in net assets resulting from operations	$(6,528,152)	$(177,834,199)	$(501,016)

[1]	The Small Cap Equity Portfolio had foreign dividend withholding taxes of $86,224.
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio
Investment income:
Dividends	$187,428	$33,241
Interest	3,373,074	63,394
Total investment income	3,560,502	96,635
Expenses:
Management fees	1,616,249	43,919
Administration, transfer agent and custody fees	116,075	18,398
Professional fees	49,145	8,772
Shareholder report expenses	15,878	1,848
Shareholder servicing fees	—	15,971
Shareholder servicing fees (Advisor Class)	39,294	—
Directors’ fees and expenses	59,760	1,965
Interest expense	19,272	2,485
Registration and filing fees	30,372	17,913
Other expenses	49,304	1,827
Total expenses	1,995,349	113,098
Less expenses waived/reimbursed	—	(30,760)
Net expenses	1,995,349	82,338
Net investment income	1,565,153	14,297
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,240	(109,882)
Purchased options	(135,773,867)	(2,380,663)
Options written	117,086,143	2,445,336
Net realized loss	(18,686,484)	(45,209)
Net change in unrealized gain (loss) on:
Investments	(772,336)	353,423
Purchased options	(36,855,686)	(235,040)
Options Written	50,474,356	488,241
Net change in unrealized gain	12,846,334	606,624
Net realized and unrealized gain (loss)	(5,840,150)	561,415
Net increase (decrease) in net assets resulting from operations	$(4,274,997)	$575,712
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2025 — (Unaudited)
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,347,227	$(991,540)	$18,624
Net realized gain on:
Investment transactions	67,348,232	138,010,489	126,328
Net change in unrealized loss on:
Investments	(85,581,374)	(115,365,636)	(239,171)
Net increase (decrease) in net assets resulting from operations	(15,885,915)	21,653,313	(94,219)
Distributions from earnings	—	—	(236,259)
Distributions from earnings: Advisor Class	(121,706,327)	(358,456,082)	—
Distributions from earnings: Institutional Class	(10,818,581)	(77,998,447)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(64,144,134)	125,231,135	233,157
Net increase (decrease) in net assets	(212,554,957)	(289,570,081)	(97,321)
NET ASSETS:
Beginning of period	687,898,406	1,465,981,658	2,083,801
End of period	$475,343,449	$1,176,411,577	$1,986,480

For the Year Ended October 31, 2024
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,231,244	$(241,750)	$34,691
Net realized gain on:
Investment transactions	156,286,740	508,142,369	220,642
Net change in unrealized gain on:
Investments	20,056,750	14,720,179	179,522
Net increase in net assets resulting from operations	183,574,734	522,620,798	434,855
Distributions from earnings	—	—	(47,148)
Distributions from earnings: Advisor Class	(58,391,317)	(56,277,743)	—
Distributions from earnings: Institutional Class	(3,994,712)	(43,854,939)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(190,822,750)	(884,241,763)	56,515
Net increase (decrease) in net assets	(69,634,045)	(461,753,647)	444,222
NET ASSETS:
Beginning of year	757,532,451	1,927,735,305	1,639,579
End of year	$687,898,406	$1,465,981,658	$2,083,801
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,916	$326,936	$79,879
Net realized gain (loss) on:
Investment transactions	85,203	1,163,631	1,067,674
Foreign currency transactions	—	(3,651)	—
Net change in unrealized gain (loss) on:
Investments	(348,495)	1,339,074	(2,562,166)
Foreign currency translations	—	14,156	—
Net increase (decrease) in net assets resulting from operations	(259,376)	2,840,146	(1,414,613)
Distributions from earnings	(214,187)	(1,630,793)	(2,759,967)
Net increase in net assets from capital share transactions (See note 5)	162,182	8,188,127	1,276,301
Net increase (decrease) in net assets	(311,381)	9,397,480	(2,898,279)
NET ASSETS:
Beginning of period	2,215,535	25,829,538	23,926,498
End of period	$1,904,154	$35,227,018	$21,028,219

For the Year Ended October 31, 2024
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$10,827	$703,231	$219,873
Net realized gain (loss) on:
Investment transactions	218,687	2,876,608	2,886,867
Foreign currency transactions	—	(15,201)	—
Net change in unrealized gain (loss) on:
Investments	280,722	2,206,552	2,415,568
Foreign currency translations	—	(2,909)	—
Net increase in net assets resulting from operations	510,236	5,768,281	5,522,308
Distributions from earnings	(11,116)	(846,783)	(2,055,533)
Net increase (decrease) in net assets from capital share transactions (See note 5)	266,767	(1,693,391)	(1,293,499)
Net increase in net assets	765,887	3,228,107	2,173,276
NET ASSETS:
Beginning of year	1,449,648	22,601,431	21,753,222
End of year	$2,215,535	$25,829,538	$23,926,498
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$84,152	$374,113	$26,810
Net realized gain (loss) on:
Investment transactions	1,933,997	2,750,722	6,001,723
Securities sold short	—	1,151,742	(227,855)
Net change in unrealized gain (loss) on:
Investments	(2,763,393)	(3,622,787)	(6,915,757)
Securities sold short	—	1,143,118	1,098,149
Net increase (decrease) in net assets resulting from operations	(745,244)	1,796,908	(16,930)
Distributions from earnings	(2,763,696)	—	(4,503,377)
Distributions from earnings: Advisor Class	—	(3,383,300)	—
Distributions from earnings: Institutional Class	—	(819,587)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	394,369	321,781	(2,468,427)
Net increase (decrease) in net assets	(3,114,571)	(2,084,198)	(6,988,734)
NET ASSETS:
Beginning of period	22,856,726	46,119,165	35,799,232
End of period	$19,742,155	$44,034,967	$28,810,498

For the Year Ended October 31, 2024
	Women in Leadership U.S. Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$199,351	$1,153,128	$60,482
Net realized gain (loss) on:
Investment transactions	3,019,647	6,634,059	6,525,804
Securities sold short	—	(2,675,389)	(1,377,178)
Net change in unrealized gain (loss) on:
Investments	2,503,302	5,283,413	4,709,754
Securities sold short	—	(6,502,294)	(1,770,012)
Net increase in net assets resulting from operations	5,722,300	3,892,917	8,148,850
Distributions from earnings	(1,110,292)	—	(2,053,909)
Distributions from earnings: Advisor Class	—	(4,223,744)	—
Distributions from earnings: Institutional Class	—	(905,209)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,270,745)	(3,003,419)	(6,155,739)
Net increase (decrease) in net assets	3,341,263	(4,239,455)	(60,798)
NET ASSETS:
Beginning of year	19,515,463	50,358,620	35,860,030
End of year	$22,856,726	$46,119,165	$35,799,232
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$329,426	$4,155,500	$134,389
Net realized gain on:
Investment transactions	14,751,993	63,292,957	1,298,529
Net change in unrealized loss on:
Investments	(21,609,571)	(245,282,656)	(1,933,934)
Net increase (decrease) in net assets resulting from operations	(6,528,152)	(177,834,199)	(501,016)
Distributions from earnings	(18,263,627)	—	(1,397,796)
Distributions from earnings: Advisor Class	—	(18,896,618)	—
Distributions from earnings: Institutional Class	—	(30,809,158)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,933,149)	(7,784,462)	(2,938,397)
Net increase (decrease) in net assets	(27,724,928)	(235,324,437)	(4,837,209)
NET ASSETS:
Beginning of period	179,733,247	1,274,557,139	18,691,786
End of period	$152,008,319	$1,039,232,702	$13,854,577

For the Year Ended October 31, 2024
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$672,745	$6,367,303	$333,848
Net realized gain on:
Investment transactions	19,263,153	48,463,344	1,387,603
Net change in unrealized gain on:
Investments	24,107,876	219,498,284	2,517,541
Net increase in net assets resulting from operations	44,043,774	274,328,931	4,238,992
Distributions from earnings	(29,821,306)	—	(1,377,692)
Distributions from earnings: Advisor Class	—	(36,353,713)	—
Distributions from earnings: Institutional Class	—	(47,433,211)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(375,643)	131,453,870	(2,668,523)
Net increase in net assets	13,846,825	321,995,877	192,777
NET ASSETS:
Beginning of year	165,886,422	952,561,262	18,499,009
End of year	$179,733,247	$1,274,557,139	$18,691,786
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2025 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,565,153	$14,297
Net realized gain (loss) on:
Investment transactions	1,240	(109,882)
Purchased options	(135,773,867)	(2,380,663)
Options written	117,086,143	2,445,336
Net change in unrealized gain (loss) on:
Investments	(772,336)	353,423
Purchased options	(36,855,686)	(235,040)
Options written	50,474,356	488,241
Net increase (decrease) in net assets resulting from operations	(4,274,997)	575,712
Distributions from earnings	—	(3,704,477)
Distributions from earnings: Advisor Class	(4,618,647)	—
Distributions from earnings: Institutional Class	(63,466,769)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(29,097,556)	(4,157,891)
Net increase (decrease) in net assets	(101,457,969)	(7,286,656)
NET ASSETS:
Beginning of period	611,136,660	19,934,007
End of period	$509,678,691	$12,647,351

For the Year Ended October 31, 2024
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,887,969	$142,418
Net realized gain (loss) on:
Investment transactions	610	750,590
Purchased options	153,623,212	5,083,529
Options Written	(82,818,151)	(2,005,428)
Net change in unrealized gain (loss) on:
Investments	7,550,504	383,391
Purchased options	20,859,022	15,545
Options written	(18,345,079)	90,581
Net increase in net assets resulting from operations	83,758,087	4,460,626
Distributions from earnings	—	(579,464)
Distributions from earnings: Advisor Class	(158,408)	—
Distributions from earnings: Institutional Class	(2,432,909)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	17,602,058	(6,416,775)
Net increase (decrease) in net assets	98,768,828	(2,535,613)
NET ASSETS:
Beginning of year	512,367,832	22,469,620
End of year	$611,136,660	$19,934,007
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2025 — (Unaudited)
Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$1,796,908
Investments purchased	(16,067,431)
Investments sold	17,210,167
Purchases to cover securities sold short	(21,655,486)
Proceeds from securities sold short	22,875,914
(Purchase)/Sale of short term investments, net	684,780
Decrease in Interest receivable	25,523
Decrease in Receivable from Advisor	6,888
Decrease in Securities lending income receivable	110
Increase in Dividends receivable	(6,893)
Increase in Prepaid expenses	(1,105)
Decrease in Obligation to return securities lending collateral	(1,061,873)
Decrease in Dividend payable on securities sold short	(3,617)
Decrease in Payable for Management fees	(2,982)
Decrease in Payable for Directors’ fees	(158)
Decrease in Payable for Shareholder Servicing fees	(568)
Decrease in Accrued expenses	(3,008)
Net realized gain on investments	(2,750,722)
Net realized gain on securities sold short	(1,151,742)
Net change in unrealized loss on investments	3,622,787
Net change in unrealized gain on securities sold short	(1,143,118)
Net cash provided by (used in) operating activities	2,374,374
Cash flows from financing activities
Proceeds from shares sold	810,099
Payments on shares redeemed	(4,284,333)
Cash distributions paid	(489,200)
Net cash provided by (used in) financing activities	(3,963,434)
Net increase (decrease) in cash	(1,589,060)
Cash and restricted cash at beginning of year[1]	31,427,417
Cash and restricted cash at end of year[2]	$29,838,357

Supplemental disclosure of cash flow information
Decrease in payable for fund shares redeemed of $78,510.
Increase in receivable for fund shares sold of $3,818.
Interest expense paid on line of credit of $0.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $3,713,687.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2025.

[1]Includes cash of $0 and cash collateral on deposit at broker of $31,427,417.
[2]Includes due to custodian of $(319) and cash collateral on deposit at broker of $29,838,675.
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2025 — (Unaudited)
Total Market Plus Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$(16,930)
Investments purchased	(13,753,195)
Investments sold	22,029,782
Purchases to cover securities sold short	(5,096,451)
Proceeds from securities sold short	3,736,010
(Purchase)/Sale of short term investments, net	573,502
Decrease in Interest receivable	2
Decrease in Receivable from Advisor	13,585
Increase in Securities lending income receivable	(16)
Increase in Dividends receivable	(13,745)
Decrease in Prepaid expenses	299
Decrease in Obligation to return securities lending collateral	(532,620)
Increase in Dividend payable on securities sold short	1,470
Decrease in Payable for Management fees	(6,573)
Decrease in Payable for Directors’ fees	(79)
Decrease in Payable for Shareholder Servicing fees	(1,611)
Decrease in Accrued expenses	(1,307)
Net realized gain on investments	(6,001,723)
Net realized loss on securities sold short	227,855
Net change in unrealized loss on investments	6,915,757
Net change in unrealized gain on securities sold short	(1,098,149)
Net cash provided by (used in) operating activities	6,975,863
Cash flows from financing activities
Proceeds from shares sold	724,955
Payments on shares redeemed	(7,663,659)
Cash distributions paid	(37,341)
Net cash provided by (used in) financing activities	(6,976,045)
Net increase (decrease) in cash	(182)
Cash and restricted cash at beginning of year[1]	—
Cash and restricted cash at end of year[2]	$(182)

Supplemental disclosure of cash flow information
Increase in payable for fund shares redeemed of $1,100.
Increase in receivable for fund shares sold of $5,341.
Cash paid for short position flex fees was $39,917.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $4,466,036.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2025.

[1]Includes due to custodian of $0 and cash collateral on deposit at broker of $0.
[2]Includes due to custodian of $(182) and cash collateral on deposit at broker of $0.
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Disciplined U.S. Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.85	$21.29	$25.15	$32.97	$24.99	$26.89
Income from investment operations:
Net investment income[2]	0.08	0.22	0.23	0.26	0.23	0.29
Net realized and unrealized gain (loss) on investments	(0.63)	5.20	0.78	(4.01)	10.15	(0.73)
Total from investment operations	(0.55)	5.42	1.01	(3.75)	10.38	(0.44)
Distributions to shareholders from:
Net investment income	(0.10)	(0.22)	(0.26)	(0.27)	(0.24)	(0.29)
Net realized capital gains	(5.05)	(1.64)	(4.61)	(3.80)	(2.16)	(1.17)
Total distributions	(5.15)	(1.86)	(4.87)	(4.07)	(2.40)	(1.46)
Net asset value, end of period	$19.15	$24.85	$21.29	$25.15	$32.97	$24.99
Total return	(3.95)%[3]	26.51%	4.42%	(12.89)%	43.77%	(1.90)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$433,791	$633,850	$712,481	$924,570	$1,255,795	$1,066,153
Ratio of operating expenses to average net assets	0.86%[4,5]	0.86%[4]	0.86%[4]	0.84%[4]	0.85%[4]	0.87%
Ratio of net investment income to average net assets	0.79%[5]	0.92%	1.04%	0.96%	0.75%	1.15%
Portfolio turnover rate[6]	25%[3]	61%	78%	66%	41%	66%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.86% for the period ended April 30, 2025 and 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.85	$21.29	$25.15	$32.98	$24.99	$26.91
Income from investment operations:
Net investment income[2]	0.10	0.26	0.30	0.32	0.29	0.34
Net realized and unrealized gain (loss) on investments	(0.64)	5.21	0.75	(4.02)	10.16	(0.75)
Total from investment operations	(0.54)	5.47	1.05	(3.70)	10.45	(0.41)
Distributions to shareholders from:
Net investment income	(0.12)	(0.27)	(0.30)	(0.33)	(0.30)	(0.34)
Net realized capital gains	(5.05)	(1.64)	(4.61)	(3.80)	(2.16)	(1.17)
Total distributions	(5.17)	(1.91)	(4.91)	(4.13)	(2.46)	(1.51)
Net asset value, end of period	$19.14	$24.85	$21.29	$25.15	$32.98	$24.99
Total return	(3.89)%[3]	26.77%	4.65%	(12.73)%	44.10%	(1.75)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$41,553	$54,049	$45,052	$66,600	$165,106	$173,029
Ratio of operating expenses to average net assets	0.66%[4,5]	0.66%[4]	0.66%[4]	0.64%[4]	0.65%[4]	0.67%
Ratio of net investment income to average net assets	0.98%[5]	1.11%	1.31%	1.14%	0.96%	1.32%
Portfolio turnover rate[6]	25%[3]	61%	78%	66%	41%	66%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.66% for the period ended April 30, 2025 and 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.42	$27.73	$27.95	$40.64	$32.02	$33.08
Income from investment operations:
Net investment income (loss)[2]	(0.03)	(0.02)	0.08	0.09	0.05	0.12
Net realized and unrealized gain (loss) on investments	1.07	9.18	1.71	(5.65)	13.33	3.19
Total from investment operations	1.04	9.16	1.79	(5.56)	13.38	3.31
Distributions to shareholders from:
Net investment income	(0.00)[3]	(0.00)[3]	(0.08)	(0.09)	(0.05)	(0.14)
Net realized capital gains	(10.86)	(1.47)	(1.93)	(7.04)	(4.71)	(4.23)
Total distributions	(10.86)	(1.47)	(2.01)	(7.13)	(4.76)	(4.37)
Net asset value, end of period	$25.60	$35.42	$27.73	$27.95	$40.64	$32.02
Total return	0.38%[4]	33.85%	6.84%	(16.67)%	46.17%	10.68%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$976,114	$1,203,894	$1,080,175	$1,211,342	$1,751,370	$1,659,543
Ratio of operating expenses to average net assets	0.85%[5,6]	0.86%[5]	0.86%[5]	0.84%[5]	0.85%[5]	0.88%
Ratio of net investment income (loss) to average net assets	(0.18)%[6]	(0.07)%	0.27%	0.28%	0.15%	0.40%
Portfolio turnover rate[7]	21%[4]	55%	78%	85%	49%	69%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.85% for the period ended April 30, 2025 and 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.48	$27.73	$27.95	$40.64	$32.02	$33.09
Income from investment operations:
Net investment income[2]	0.00[3,4]	0.05[4]	0.13	0.15	0.12	0.19
Net realized and unrealized gain (loss) on investments	1.06	9.19	1.72	(5.65)	13.34	3.18
Total from investment operations	1.06	9.24	1.85	(5.50)	13.46	3.37
Distributions to shareholders from:
Net investment income	(0.00)[3]	(0.02)	(0.14)	(0.15)	(0.13)	(0.21)
Net realized capital gains	(10.86)	(1.47)	(1.93)	(7.04)	(4.71)	(4.23)
Total distributions	(10.86)	(1.49)	(2.07)	(7.19)	(4.84)	(4.44)
Net asset value, end of period	$25.68	$35.48	$27.73	$27.95	$40.64	$32.02
Total return	0.46%[5]	34.14%	7.05%	(16.49)%	46.47%	10.89%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$200,297	$262,087	$847,561	$955,360	$581,255	$543,675
Ratio of operating expenses to average net assets	0.65%[6,7]	0.66%[6]	0.66%[6]	0.64%[6]	0.65%[6]	0.68%
Ratio of net investment income to average net assets	0.02%[7]	0.16%	0.48%	0.49%	0.34%	0.62%
Portfolio turnover rate[8]	21%[5]	55%	78%	85%	49%	69%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.
[5]	Not annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.65% for the period ended April 30, 2025 and 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Value Equity Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.19	$11.50	$12.37	$13.05	$9.03	$10.29
Income from investment operations:
Net investment income[2]	0.12	0.24	0.23	0.21	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.68)	2.78	(0.39)	(0.67)	4.02	(1.26)
Total from investment operations	(0.56)	3.02	(0.16)	(0.46)	4.20	(1.06)
Distributions to shareholders from:
Net investment income	(0.11)	(0.25)	(0.22)	(0.22)	(0.18)	(0.20)
Net realized capital gains	(1.49)	(0.08)	(0.49)	—	—	—
Total distributions	(1.60)	(0.33)	(0.71)	(0.22)	(0.18)	(0.20)
Net asset value, end of period	$12.03	$14.19	$11.50	$12.37	$13.05	$9.03
Total return[3]	(4.54)%[4]	26.50%	(1.46)%	(3.49)%	46.66%	(10.19)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,986	$2,084	$1,640	$1,665	$2,487	$1,588
Ratio of operating expenses before waiver/reimbursement to average net assets	3.11%[5]	3.63%	2.85%	2.27%	2.45%	2.66%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%	0.85%[6]	0.85%	0.85%
Ratio of net investment income to average net assets	1.80%[5]	1.81%	1.87%	1.66%	1.48%	2.15%
Portfolio turnover rate	45%[4]	72%	81%	76%	68%	95%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% for the year ended October 31, 2022.

See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Small Cap Equity Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.32	$11.46	$13.13	$15.05	$9.55	$10.39
Income from investment operations:
Net investment income[2]	0.03	0.08	0.11	0.14	0.07	0.06
Net realized and unrealized gain (loss) on investments	(1.61)	3.86	(0.67)	(0.57)	5.50	(0.82)
Total from investment operations	(1.58)	3.94	(0.56)	(0.43)	5.57	(0.76)
Distributions to shareholders from:
Net investment income	(0.02)	(0.08)	(0.11)	(0.15)	(0.07)	(0.08)
Net realized capital gains	(1.46)	—	(1.00)	(1.34)	—	—
Total distributions	(1.48)	(0.08)	(1.11)	(1.49)	(0.07)	(0.08)
Net asset value, end of period	$12.26	$15.32	$11.46	$13.13	$15.05	$9.55
Total return[3]	(11.97)%[4]	34.45%	(4.52)%	(2.97)%	58.45%	(7.37)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,904	$2,216	$1,450	$1,521	$1,556	$982
Ratio of operating expenses before waiver/reimbursement to average net assets	3.13%[5]	3.65%	3.06%	3.49%	3.45%	4.63%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.36%[5]	0.56%	0.91%	1.03%	0.53%	0.65%
Portfolio turnover rate	48%[4]	85%	85%	94%	84%	101%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined International Equity Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.85	$13.84	$12.27	$15.54	$12.05	$13.97
Income from investment operations:
Net investment income[2]	0.20	0.44	0.32	0.42	0.36	0.26
Net realized and unrealized gain (loss) on investments	1.44	3.10	1.54	(3.15)	3.48	(1.79)
Total from investment operations	1.64	3.54	1.86	(2.73)	3.84	(1.53)
Distributions to shareholders from:
Net investment income	(0.09)	(0.53)	(0.29)	(0.54)	(0.35)	(0.37)
Net realized capital gains	(0.99)	—	—	—	—	—
Net return of capital	—	—	—	—	—	(0.02)
Total distributions	(1.08)	(0.53)	(0.29)	(0.54)	(0.35)	(0.39)
Net asset value, end of period	$17.41	$16.85	$13.84	$12.27	$15.54	$12.05
Total return[3]	10.45%[4]	25.78%	15.09%	(17.89)%	31.96%	(11.10)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$35,227	$25,830	$22,601	$22,939	$41,069	$53,302
Ratio of operating expenses before waiver/reimbursement to average net assets	1.49%[5]	1.37%	1.32%	1.27%	1.19%	1.15%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[5,6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%
Ratio of net investment income to average net assets	2.46%[5]	2.70%	2.22%	2.93%	2.40%	1.99%
Portfolio turnover rate	51%[4]	97%	84%	91%	79%	76%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00%, for the period ended April 30, 2025 and 1.00%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Environmental Accountability Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.66	$15.26	$16.10	$20.71	$14.26	$14.34
Income from investment operations:
Net investment income[2]	0.06	0.15	0.16	0.18	0.14	0.15
Net realized and unrealized gain (loss) on investments	(0.96)	3.72	0.21	(2.86)	6.45	(0.02)
Total from investment operations	(0.90)	3.87	0.37	(2.68)	6.59	0.13
Distributions to shareholders from:
Net investment income	(0.06)	(0.16)	(0.15)	(0.17)	(0.14)	(0.15)
Net realized capital gains	(2.01)	(1.31)	(1.06)	(1.76)	—	(0.06)
Total distributions	(2.07)	(1.47)	(1.21)	(1.93)	(0.14)	(0.21)
Net asset value, end of period	$14.69	$17.66	$15.26	$16.10	$20.71	$14.26
Total return[3]	(6.24)%[4]	26.43%	2.35%	(14.02)%	46.31%	0.87%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$21,028	$23,926	$21,753	$23,923	$32,861	$22,342
Ratio of operating expenses before waiver/reimbursement to average net assets	1.31%[5]	1.25%	1.05%	1.02%	1.05%	1.05%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%[6]	0.85%[6]	0.85%	0.85%
Ratio of net investment income to average net assets	0.69%[5]	0.92%	0.98%	1.02%	0.74%	1.02%
Portfolio turnover rate	41%[4]	71%	87%	101%	74%	88%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2023 and 2022, respectively.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.19	$13.82	$13.70	$19.27	$13.52	$13.98
Income from investment operations:
Net investment income[2]	0.06	0.15	0.15	0.19	0.18	0.16
Net realized and unrealized gain (loss) on investments	(0.54)	4.03	0.41	(2.33)	5.75	(0.47)
Total from investment operations	(0.48)	4.18	0.56	(2.14)	5.93	(0.31)
Distributions to shareholders from:
Net investment income	(0.06)	(0.16)	(0.16)	(0.19)	(0.18)	(0.15)
Net realized capital gains	(2.01)	(0.65)	(0.28)	(3.24)	—	—
Total distributions	(2.07)	(0.81)	(0.44)	(3.43)	(0.18)	(0.15)
Net asset value, end of period	$14.64	$17.19	$13.82	$13.70	$19.27	$13.52
Total return[3]	(3.71)%[4]	31.05%	4.14%	(13.15)%	43.94%	(2.15)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$19,742	$22,857	$19,515	$22,172	$27,887	$21,678
Ratio of operating expenses before waiver/reimbursement to average net assets	1.22%[5]	1.16%	1.06%	1.05%	1.04%	1.08%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%[6]	0.85%	0.85%[6]	0.85%[6]	0.85%
Ratio of net investment income to average net assets	0.77%[5]	0.93%	1.04%	1.27%	1.01%	1.19%
Portfolio turnover rate	51%[4]	80%	83%	105%	81%	105%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85%, 0.85% and 0.85% for the years ended October 31, 2024, 2022 and 2021, respectively.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.11	$14.52	$14.06	$12.93	$11.05	$11.90
Income from investment operations:
Net investment income (loss)[2]	0.11	0.33	0.34	(0.03)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.44	0.78	0.42	1.16	1.98	(0.77)
Total from investment operations	0.55	1.11	0.76	1.13	1.88	(0.84)
Distributions to shareholders from:
Net investment income	(0.08)	(0.37)	(0.30)	—	—	—
Net realized capital gains	(1.23)	(1.15)	—	—	—	—
Net return of capital	—	—	—	—	—	(0.01)
Total distributions	(1.31)	(1.52)	(0.30)	—	—	(0.01)
Net asset value, end of period	$13.35	$14.11	$14.52	$14.06	$12.93	$11.05
Total return[3]	3.88%[4]	8.53%	5.46%[5]	8.74%[5]	17.01%	(7.07)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$35,677	$37,233	$41,895	$48,370	$56,002	$96,702
Ratio of operating expenses before waiver/reimbursement to average net assets	3.07%[6]	2.99%	2.93%	2.76%	2.88%	2.99%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.58%[6]	2.52%	2.49%	2.36%	2.51%	2.63%
Ratio of net investment income (loss) to average net assets	1.60%[6]	2.39%	2.38%	(0.25)%	(0.78)%	(0.59)%
Portfolio turnover rate[8,9]	51%[4]	99%	99%	118%	115%	133%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.25% for the period ended April 30, 2025 and 1.25% for the year ended October 31, 2020, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Long/Short Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.21	$14.61	$14.13	$12.97	$11.07	$11.89
Income from investment operations:
Net investment income (loss)[2]	0.12	0.36	0.37	0.00	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	0.45	0.78	0.43	1.16	1.93	(0.71)
Total from investment operations	0.57	1.14	0.80	1.16	1.90	(0.81)
Distributions to shareholders from:
Net investment income	(0.09)	(0.39)	(0.32)	—	—	—
Net realized capital gains	(1.23)	(1.15)	—	—	—	—
Net return of capital	—	—	—	—	—	(0.01)
Total distributions	(1.32)	(1.54)	(0.32)	—	—	(0.01)
Net asset value, end of period	$13.46	$14.21	$14.61	$14.13	$12.97	$11.07
Total return[3]	3.98%[4]	8.74%	5.73%	8.94%[5]	17.16%[5]	(6.78)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$8,358	$8,886	$8,464	$8,571	$7,255	$311
Ratio of operating expenses before waiver/reimbursement to average net assets	2.87%[6]	2.79%	2.73%	2.57%	3.88%	2.59%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.38%[6]	2.32%	2.29%	2.17%	3.52%	2.23%
Ratio of net investment income (loss) to average net assets	1.80%[6]	2.59%	2.59%	(0.01)%	(0.27)%	(0.89)%
Portfolio turnover rate[8,9]	51%[4]	99%	99%	118%	115%	133%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.05%, 1.05% and 1.05% for the years ended October 31, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.05% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.05% for the period ended April 30, 2025 and 1.05% for the year ended October 31, 2020, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Total Market Plus Equity Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.18	$17.10	$17.81	$22.90	$15.34	$17.88
Income from investment operations:
Net investment income[2]	0.02	0.03	0.09	0.07	0.03	0.07
Net realized and unrealized gain (loss) on investments	(0.02)	4.05	(0.71)	(1.57)	9.45	(1.52)
Total from investment operations	—	4.08	(0.62)	(1.50)	9.48	(1.45)
Distributions to shareholders from:
Net investment income	(0.00)[3]	(0.04)	(0.09)	(0.08)	(0.03)	(0.11)
Net realized capital gains	(2.60)	(0.96)	—	(3.51)	(1.89)	(0.98)
Total distributions	(2.60)	(1.00)	(0.09)	(3.59)	(1.92)	(1.09)
Net asset value, end of period	$17.58	$20.18	$17.10	$17.81	$22.90	$15.34
Total return[4]	(0.86)%[5]	24.63%	(3.50)%	(7.76)%	66.37%	(8.82)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$28,810	$35,799	$35,860	$43,836	$35,961	$28,447
Ratio of operating expenses before waiver/reimbursement to average net assets	2.59%[6]	2.51%	2.42%	2.36%	2.23%	2.56%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.08%[6]	2.04%	2.01%	1.99%	1.83%	2.06%
Ratio of net investment income to average net assets	0.17%[6]	0.16%	0.49%	0.39%	0.15%	0.45%
Portfolio turnover rate[8]	36%[5]	70%	84%	95%	71%	98%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively, and the ratio of operating expense after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2025 and 1.25% for the year ended October 31, 2020, respectively.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.78	$27.85	$27.45	$35.56	$26.43	$27.22
Income from investment operations:
Net investment income[2]	0.05	0.11	0.14	0.12	0.12	0.21
Net realized and unrealized gain (loss) on investments	(1.02)	7.08	2.45	(4.56)	10.73	(0.25)
Total from investment operations	(0.97)	7.19	2.59	(4.44)	10.85	(0.04)
Distributions to shareholders from:
Net investment income	(0.05)	(0.11)	(0.15)	(0.12)	(0.13)	(0.22)
Net realized capital gains	(3.05)	(5.15)	(2.04)	(3.55)	(1.59)	(0.53)
Total distributions	(3.10)	(5.26)	(2.19)	(3.67)	(1.72)	(0.75)
Net asset value, end of period	$25.71	$29.78	$27.85	$27.45	$35.56	$26.43
Total return	(4.11)%[3]	28.35%	9.98%	(13.95)%	42.57%	(0.18)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$152,008	$179,733	$165,886	$191,646	$268,648	$219,447
Ratio of operating expenses to average net assets	0.88%[4,5]	0.87%[4]	0.86%[4]	0.85%[4]	0.85%	0.86%
Ratio of net investment income to average net assets	0.39%[5]	0.37%	0.50%	0.39%	0.38%	0.79%
Portfolio turnover rate	5%[3]	4%	14%	20%	14%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.88%, for the period ended April 30, 2025 and 0.87%, 0.86% and 0.85% for the years ended October 31, 2024, 2023 and 2022, respectively.
[5]	Annualized.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.63	$28.40	$33.04	$37.06	$23.23	$23.66
Income from investment operations:
Net investment income[2]	0.09	0.13	0.16	0.12	—	0.02
Net realized and unrealized gain (loss) on investments	(4.67)	7.69	(1.07)	(2.47)	13.87	(0.41)
Total from investment operations	(4.58)	7.82	(0.91)	(2.35)	13.87	(0.39)
Distributions to shareholders from:
Net investment income	(0.09)	(0.12)	(0.18)	(0.11)	(0.04)	(0.04)
Net realized capital gains	(1.27)	(2.47)	(3.55)	(1.56)	—	—
Net return of capital	—	—	—	—	—	(0.00)[3]
Total distributions	(1.36)	(2.59)	(3.73)	(1.67)	(0.04)	(0.04)
Net asset value, end of period	$27.69	$33.63	$28.40	$33.04	$37.06	$23.23
Total return	(14.40)%[4]	28.32%	(3.04)%	(6.59)%	59.75%	(1.63)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$387,053	$466,268	$412,521	$468,157	$530,401	$403,309
Ratio of operating expenses to average net assets	0.91%[5,6]	0.94%[5]	0.95%[5]	0.93%[5]	0.92%[5]	0.94%
Ratio of net investment income to average net assets	0.55%[6]	0.41%	0.51%	0.35%	0.01%	0.11%
Portfolio turnover rate[7]	16%[4]	18%	20%	28%	41%	36%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.91% for the period ended April 30, 2025 and 0.94%, 0.95%, 0.93% and 0.92% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.24	$30.42	$35.13	$39.29	$24.61	$25.07
Income from investment operations:
Net investment income[2]	0.13	0.21	0.24	0.20	0.08	0.07
Net realized and unrealized gain (loss) on investments	(5.05)	8.26	(1.15)	(2.62)	14.68	(0.44)
Total from investment operations	(4.92)	8.47	(0.91)	(2.42)	14.76	(0.37)
Distributions to shareholders from:
Net investment income	(0.12)	(0.18)	(0.25)	(0.18)	(0.08)	(0.09)
Net realized capital gains	(1.27)	(2.47)	(3.55)	(1.56)	—	—
Net return of capital	—	—	—	—	—	(0.00)[3]
Total distributions	(1.39)	(2.65)	(3.80)	(1.74)	(0.08)	(0.09)
Net asset value, end of period	$29.93	$36.24	$30.42	$35.13	$39.29	$24.61
Total return	(14.31)%[4]	28.58%	(2.87)%	(6.39)%	60.04%	(1.44)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$652,180	$808,289	$540,040	$642,649	$944,442	$836,015
Ratio of operating expenses to average net assets	0.71%[5,6]	0.74%[5]	0.75%[5]	0.73%[5]	0.72%[5]	0.74%
Ratio of net investment income to average net assets	0.75%[6]	0.61%	0.72%	0.54%	0.22%	0.29%
Portfolio turnover rate[7]	16%[4]	18%	20%	28%	41%	36%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.71% for the period ended April 30, 2025 and 0.74%, 0.75%, 0.73% and 0.72% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.10	$13.85	$14.58	$15.92	$11.88	$12.22
Income from investment operations:
Net investment income[2]	0.12	0.27	0.25	0.23	0.22	0.26
Net realized and unrealized gain (loss) on investments	(0.65)	3.07	(0.31)	(0.63)	4.05	(0.32)
Total from investment operations	(0.53)	3.34	(0.06)	(0.40)	4.27	(0.06)
Distributions to shareholders from:
Net investment income	(0.13)	(0.27)	(0.25)	(0.23)	(0.23)	(0.28)
Net realized capital gains	(1.13)	(0.82)	(0.42)	(0.71)	—	—
Total distributions	(1.26)	(1.09)	(0.67)	(0.94)	(0.23)	(0.28)
Net asset value, end of period	$14.31	$16.10	$13.85	$14.58	$15.92	$11.88
Total return[3]	(3.58)%[4]	25.04%	(0.60)%	(2.70)%	36.12%	(0.38)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$13,855	$18,692	$18,499	$21,902	$22,296	$18,560
Ratio of operating expenses before waiver/reimbursement to average net assets	1.18%[5]	1.13%	1.00%	0.97%	1.10%	1.04%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%[7]	0.85%[7]	0.85%	0.85%	0.85%[6]
Ratio of net investment income to average net assets	1.65%[5]	1.76%	1.74%	1.57%	1.53%	2.21%[6]
Portfolio turnover rate	8%[4]	11%	21%	15%	27%	63%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2024 and 2023, respectively.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.88	$12.88	$11.58	$14.83	$11.67	$13.01
Income from investment operations:
Net investment income (loss)[2]	0.02	0.05	0.01	(0.07)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.10)	1.99	1.29	(1.40)	3.27	(0.34)
Total from investment operations	(0.08)	2.04	1.30	(1.47)	3.16	(0.41)
Distributions to shareholders from:
Net investment income	(0.04)	(0.04)	—	—	—	—
Net realized capital gains	(1.63)	—	—	(1.78)	—	(0.93)
Total distributions	(1.67)	(0.04)	—	(1.78)	—	(0.93)
Net asset value, end of period	$13.13	$14.88	$12.88	$11.58	$14.83	$11.67
Total return	(1.04)%[3]	15.88%	11.23%[4]	(11.29)%	27.08%	(3.50)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$35,332	$42,777	$56,074	$70,447	$90,143	$95,701
Ratio of operating expenses to average net assets[5]	0.87%[6,7]	0.86%[6]	0.86%[6]	0.85%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets[5]	0.35%[7]	0.33%	0.08%	(0.55)%	(0.77)%	(0.59)%
Portfolio turnover rate[8,9]	—%[3]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[6]	The ratio of operating expenses excluding interest expense was 0.86% for the period ended April 30, 2025 and 0.86% and 0.86% for the years ended October 31, 2024 and 2023, respectively.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level.
[9]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2025[1]	For The Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.13	$13.08	$11.74	$14.99	$11.77	$13.09
Income from investment operations:
Net investment income (loss)[2]	0.04	0.08	0.04	(0.04)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.12)	2.04	1.30	(1.43)	3.30	(0.34)
Total from investment operations	(0.08)	2.12	1.34	(1.47)	3.22	(0.39)
Distributions to shareholders from:
Net investment income	(0.04)	(0.07)	—	—	—	—
Net realized capital gains	(1.63)	—	—	(1.78)	—	(0.93)
Total distributions	(1.67)	(0.07)	—	(1.78)	—	(0.93)
Net asset value, end of period	$13.38	$15.13	$13.08	$11.74	$14.99	$11.77
Total return	(0.97)%[3]	16.20%	11.41%[4]	(11.16)%	27.36%	(3.31)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$474,346	$568,359	$456,293	$431,137	$341,245	$354,674
Ratio of operating expenses to average net assets[5]	0.67%[6,7]	0.66%[6]	0.66%[6]	0.65%	0.66%	0.68%
Ratio of net investment income (loss) to average net assets[5]	0.55%[7]	0.52%	0.29%	(0.32)%	(0.57)%	(0.44)%
Portfolio turnover rate[8,9]	—%[3]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[6]	The ratio of operating expenses excluding interest expense was 0.66% for the period ended April 30, 2025 and 0.66% and 0.66% for the years ended October 31, 2024 and 2023, respectively.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level.
[9]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Period Ended April 30, 2025[1]	For the Year Ended October 31,
		2024	2023	2022	2021	2020[2]
Net asset value, beginning of period	$5.68	$4.79	$4.25	$5.64	$4.84	$4.90
Income from investment operations:
Net investment income (loss)[3]	0.00[4]	0.03	0.02	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	0.13	0.99	0.52	(0.64)	1.07	(0.02)
Total from investment operations	0.13	1.02	0.54	(0.66)	1.02	(0.06)
Distributions to shareholders from:
Net investment income	(0.01)	(0.04)	(0.00)[4]	—	—	(0.00)[4]
Net realized capital gains	(1.05)	(0.09)	—	(0.73)	(0.22)	—
Total distributions	(1.06)	(0.13)	(0.00)[4]	(0.73)	(0.22)	(0.00)[4]
Net asset value, end of period	$4.75	$5.68	$4.79	$4.25	$5.64	$4.84
Total return[5]	2.23%[6]	21.52%	12.74%	(13.35)%	21.59%	(1.07)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$12,647	$19,934	$22,470	$20,062	$17,152	$9,648
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	1.42%[8]	1.24%	1.15%	1.22%	1.30%	2.13%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	1.03%[8,9]	1.01%[9]	1.00%[9]	1.00%[9]	1.00%	1.00%
Ratio of net investment income (loss) to average net assets[7]	0.18%[8]	0.63%	0.34%	(0.46)%	(0.96)%	(0.83)%
Portfolio turnover rate	83%[6]	—%[10]	117%	152%	—%[10]	995%

[1]	Unaudited.
[2]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Not annualized.
[7]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[8]	Annualized.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% for the period ended April 30, 2025 and 1.00%, 1.00% and 1.00% for the years ended October 31, 2024, 2023 and 2022, respectively.
[10]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
See Notes to Financial Statements.
37

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Automobile Components — 0.8%
129,059	BorgWarner, Inc.	$3,662,694
	Automobiles — 1.0%
106,188	General Motors Co.	4,803,945
	Banks — 3.3%
99,957	Bank of America Corp.	3,986,285
78,545	Citigroup, Inc.	5,370,907
323,123	Regions Financial Corp.	6,594,941
		15,952,133
	Beverages — 0.9%
76,580	Molson Coors Beverage Co. Class B	4,405,647
	Biotechnology — 4.3%
7,978	Amgen, Inc.	2,320,960
20,378	Biogen, Inc.[1]	2,467,368
57,329	Gilead Sciences, Inc.	6,107,832
67,640	Halozyme Therapeutics, Inc.[1]	4,154,449
4,126	Regeneron Pharmaceuticals, Inc.	2,470,484
9,507	United Therapeutics Corp.[1]	2,881,476
		20,402,569
	Broadline Retail — 2.4%
12,567	Amazon.com, Inc.[1]	2,317,606
133,619	eBay, Inc.	9,107,471
		11,425,077
	Building Products — 1.4%
44,613	Owens Corning	6,487,176
	Capital Markets — 3.2%
32,863	CME Group, Inc.	9,105,680
21,018	Intercontinental Exchange, Inc.	3,530,393
35,790	Nasdaq, Inc.	2,727,556
		15,363,629
	Chemicals — 0.7%
106,183	Axalta Coating Systems Ltd.[1]	3,450,948
	Communications Equipment — 4.7%
67,807	Arista Networks, Inc.[1]	5,578,482
83,708	Ciena Corp.[1]	5,621,830
41,077	Cisco Systems, Inc.	2,371,375
32,969	F5, Inc.[1]	8,728,213
		22,299,900
	Construction Materials — 1.9%
94,033	CRH PLC	8,972,629
	Consumer Staples Distribution & Retail — 1.1%
71,752	Kroger Co.	5,181,212
	Electric Utilities — 0.7%
71,777	Exelon Corp.	3,366,341
	Electrical Equipment — 1.0%
27,055	AMETEK, Inc.	4,587,987
	Electronic Equipment, Instruments & Components — 0.5%
17,767	TE Connectivity PLC	2,600,734
See Notes to Financial Statements.
38

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.6%
221,897	Baker Hughes Co.	$7,855,154
	Financial Services — 5.5%
28,246	Corpay, Inc.[1]	9,190,401
5,712	Mastercard, Inc. Class A	3,130,519
121,043	PayPal Holdings, Inc.[1]	7,969,471
16,988	Visa, Inc. Class A	5,869,354
		26,159,745
	Food Products — 1.5%
78,840	General Mills, Inc.	4,473,381
91,738	Kraft Heinz Co.	2,669,576
		7,142,957
	Health Care Equipment & Supplies — 1.3%
72,924	Medtronic PLC	6,181,038
	Health Care Providers & Services — 4.2%
23,396	Cencora, Inc.	6,847,307
126,428	Centene Corp.[1]	7,566,716
6,174	Elevance Health, Inc.	2,596,661
10,538	Humana, Inc.	2,763,485
		19,774,169
	Hotels, Restaurants & Leisure — 1.6%
21,742	Airbnb, Inc. Class A1	2,650,785
33,059	Expedia Group, Inc.	5,187,949
		7,838,734
	Household Durables — 0.5%
24,283	Toll Brothers, Inc.	2,449,426
	Insurance — 2.0%
19,595	Marsh & McLennan Cos., Inc.	4,418,085
67,582	Unum Group	5,248,418
		9,666,503
	Interactive Media & Services — 3.4%
56,207	Alphabet, Inc. Class A	8,925,671
9,432	Meta Platforms, Inc. Class A	5,178,168
89,055	Pinterest, Inc. Class A1	2,254,873
		16,358,712
	IT Services — 4.2%
48,160	Amdocs Ltd.	4,266,013
41,161	Cognizant Technology Solutions Corp. Class A	3,028,215
42,267	Okta, Inc.[1]	4,740,666
80,231	Twilio, Inc. Class A1	7,759,140
		19,794,034
	Life Sciences Tools & Services — 0.6%
24,740	Agilent Technologies, Inc.	2,662,024
	Machinery — 3.0%
50,339	Allison Transmission Holdings, Inc.	4,643,269
21,500	Snap-on, Inc.	6,746,915
15,256	Westinghouse Air Brake Technologies Corp.	2,818,394
		14,208,578
See Notes to Financial Statements.
39

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Marine Transportation — 0.6%
27,966	Kirby Corp.[1]	$2,695,083
	Media — 4.8%
256,520	Comcast Corp. Class A	8,772,984
176,662	Fox Corp. Class A	8,796,001
66,701	Omnicom Group, Inc.	5,079,948
		22,648,933
	Metals & Mining — 0.6%
75,765	Freeport-McMoRan, Inc.	2,729,813
	Multi-Utilities — 0.8%
28,102	DTE Energy Co.	3,849,974
	Oil, Gas & Consumable Fuels — 2.6%
145,408	Devon Energy Corp.	4,421,857
27,678	Exxon Mobil Corp.	2,923,627
144,998	Ovintiv, Inc.	4,869,033
		12,214,517
	Passenger Airlines — 1.1%
123,957	Delta Air Lines, Inc.	5,160,330
	Pharmaceuticals — 3.2%
95,079	Bristol-Myers Squibb Co.	4,772,966
47,980	Johnson & Johnson	7,499,754
33,072	Merck & Co., Inc.	2,817,734
		15,090,454
	Professional Services — 1.5%
96,654	SS&C Technologies Holdings, Inc.	7,307,042
	Real Estate Management & Development — 1.1%
44,298	CBRE Group, Inc. Class A1	5,412,330
	Retail REITs — 1.8%
114,147	Brixmor Property Group, Inc.	2,843,402
35,205	Simon Property Group, Inc.	5,540,563
		8,383,965
	Semiconductors & Semiconductor Equipment — 8.1%
51,115	Applied Materials, Inc.	7,703,542
63,375	Cirrus Logic, Inc.[1]	6,086,535
75,428	Lam Research Corp.	5,405,925
82,928	ON Semiconductor Corp.[1]	3,292,241
41,401	Onto Innovation, Inc.[1]	5,049,680
41,411	QUALCOMM, Inc.	6,147,877
32,804	Skyworks Solutions, Inc.	2,108,641
20,371	Universal Display Corp.	2,559,209
		38,353,650
	Software — 8.5%
97,927	Docusign, Inc.[1]	8,005,532
319,261	Dropbox, Inc. Class A1	9,114,902
138,650	Dynatrace, Inc.[1]	6,512,391
29,995	Salesforce, Inc.	8,059,956
111,871	Zoom Communications, Inc.[1]	8,674,477
		40,367,258
See Notes to Financial Statements.
40

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 0.6%
3,091	Equinix, Inc.	$2,660,578
	Specialty Retail — 3.3%
13,454	Dick’s Sporting Goods, Inc.	2,525,854
33,918	Ross Stores, Inc.	4,714,602
67,308	TJX Cos., Inc.	8,661,193
		15,901,649
	Technology Hardware, Storage & Peripherals — 3.0%
450,294	Hewlett Packard Enterprise Co.	7,303,769
197,706	HP, Inc.	5,055,342
22,694	NetApp, Inc.	2,036,787
		14,395,898
	Textiles, Apparel & Luxury Goods — 1.0%
43,554	Deckers Outdoor Corp.[1]	4,827,090
	TOTAL COMMON STOCKS (Cost $407,288,903)	475,052,259
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$1,385,725	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $1,385,777, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $1,468,500, coupon rate of 0.625%, due 7/31/26, market value of $1,413,462)	1,385,725
	TOTAL REPURCHASE AGREEMENT (Cost $1,385,725)	1,385,725
TOTAL INVESTMENTS (Cost $408,674,628)	100.2%	$476,437,984
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(1,094,535)
NET ASSETS	100.0%	$475,343,449

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
41

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Biotechnology — 4.3%
508,688	Incyte Corp.[1]	$31,874,390
59,185	Neurocrine Biosciences, Inc.[1]	6,373,633
19,899	Regeneron Pharmaceuticals, Inc.	11,914,725
		50,162,748
	Broadline Retail — 2.4%
61,296	Amazon.com, Inc.[1]	11,304,208
239,187	eBay, Inc.	16,302,986
		27,607,194
	Building Products — 2.9%
88,611	Trane Technologies PLC	33,965,482
	Chemicals — 0.8%
283,133	Axalta Coating Systems Ltd.[1]	9,201,823
	Commercial Services & Supplies — 0.6%
31,755	Cintas Corp.	6,721,898
	Communications Equipment — 2.3%
334,458	Arista Networks, Inc.[1]	27,515,860
	Consumer Finance — 0.5%
23,442	American Express Co.	6,245,183
	Consumer Staples Distribution & Retail — 0.6%
102,275	Sysco Corp.	7,302,435
	Electronic Equipment, Instruments & Components — 6.0%
444,423	Amphenol Corp. Class A	34,198,350
246,988	Jabil, Inc.	36,198,561
		70,396,911
	Entertainment — 5.0%
32,669	Netflix, Inc.[1]	36,972,161
36,375	Spotify Technology SA1	22,333,522
		59,305,683
	Financial Services — 4.8%
113,303	Fiserv, Inc.[1]	20,912,335
124,707	PayPal Holdings, Inc.[1]	8,210,709
80,733	Visa, Inc. Class A	27,893,251
		57,016,295
	Health Care Providers & Services — 2.2%
89,227	Cencora, Inc.	26,114,066
	Health Care Technology — 0.7%
138,359	Doximity, Inc. Class A1	7,869,860
	Hotels, Restaurants & Leisure — 2.7%
2,175	Booking Holdings, Inc.	11,090,934
134,114	Expedia Group, Inc.	21,046,510
		32,137,444
	Household Products — 1.3%
57,879	Kimberly-Clark Corp.	7,627,294
48,003	Procter & Gamble Co.	7,803,848
		15,431,142
See Notes to Financial Statements.
42

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.0%
52,586	Marsh & McLennan Cos., Inc.	$11,856,565
	Interactive Media & Services — 7.6%
209,080	Alphabet, Inc. Class A	33,201,904
58,241	Meta Platforms, Inc. Class A	31,974,309
968,585	Pinterest, Inc. Class A1	24,524,572
		89,700,785
	IT Services — 5.4%
320,489	Okta, Inc.[1]	35,946,046
288,825	Twilio, Inc. Class A1	27,932,266
		63,878,312
	Life Sciences Tools & Services — 0.9%
35,615	Medpace Holdings, Inc.[1,2]	10,983,310
	Oil, Gas & Consumable Fuels — 0.5%
455,702	Permian Resources Corp.	5,377,284
	Pharmaceuticals — 2.1%
284,631	Merck & Co., Inc.	24,250,561
	Professional Services — 1.7%
56,065	Paychex, Inc.	8,248,283
51,459	Paycom Software, Inc.[2]	11,649,803
		19,898,086
	Real Estate Management & Development — 1.0%
51,141	Jones Lang LaSalle, Inc.[1]	11,629,975
	Semiconductors & Semiconductor Equipment — 12.5%
181,302	Applied Materials, Inc.	27,324,024
18,538	KLA Corp.	13,026,467
405,040	Lam Research Corp.	29,029,217
17,112	Monolithic Power Systems, Inc.	10,149,127
282,404	NVIDIA Corp.	30,759,444
89,761	Onto Innovation, Inc.[1]	10,948,149
176,928	QUALCOMM, Inc.	26,266,731
		147,503,159
	Software — 19.4%
47,560	Autodesk, Inc.[1]	13,043,330
65,945	Datadog, Inc. Class A1	6,736,941
425,508	Docusign, Inc.[1]	34,785,279
156,383	Dynatrace, Inc.[1]	7,345,310
342,287	Fortinet, Inc.[1]	35,515,699
84,261	Microsoft Corp.	33,305,003
132,581	Palo Alto Networks, Inc.[1]	24,783,366
121,294	Salesforce, Inc.	32,592,911
14,705	ServiceNow, Inc.[1]	14,043,422
1,009,034	UiPath, Inc. Class A1	12,047,866
55,218	Workday, Inc. Class A1	13,528,410
		227,727,537
	Specialty Retail — 8.1%
61,289	Dick’s Sporting Goods, Inc.	11,506,397
101,966	Ross Stores, Inc.	14,173,274
248,452	TJX Cos., Inc.	31,970,804
17,027	Ulta Beauty, Inc.[1]	6,736,562
See Notes to Financial Statements.
43

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
196,585	Williams-Sonoma, Inc.	$30,366,485
		94,753,522
	Technology Hardware, Storage & Peripherals — 1.5%
197,480	NetApp, Inc.	17,723,830
	Textiles, Apparel & Luxury Goods — 0.8%
84,407	Deckers Outdoor Corp.[1]	9,354,828
	TOTAL COMMON STOCKS (Cost $863,481,128)	1,171,631,778
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$6,811,478	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $6,811,735, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $6,831,300, coupon rate of 4.375%, due 7/31/26, market value of $6,947,776)	6,811,478
	TOTAL REPURCHASE AGREEMENT (Cost $6,811,478)	6,811,478
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
10,184,492	State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%[3]	10,184,492
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $10,184,492)	10,184,492
TOTAL INVESTMENTS (Cost $880,477,098)	101.0%	$1,188,627,748
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(12,216,171)
NET ASSETS	100.0%	$1,176,411,577

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
See Notes to Financial Statements.
44

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Automobile Components — 0.9%
620	BorgWarner, Inc.	$17,596
	Banks — 7.6%
613	Bank of America Corp.	24,447
662	Citigroup, Inc.	45,268
512	Columbia Banking System, Inc.	11,479
108	East West Bancorp, Inc.	9,239
846	Regions Financial Corp.	17,267
1,048	U.S. Bancorp	42,276
		149,976
	Beverages — 0.9%
316	Molson Coors Beverage Co. Class B	18,179
	Biotechnology — 1.8%
150	Biogen, Inc.[1]	18,162
170	Gilead Sciences, Inc.	18,112
		36,274
	Broadline Retail — 2.4%
691	eBay, Inc.[2]	47,099
	Building Products — 5.1%
379	Johnson Controls International PLC	31,798
136	Masco Corp.	8,243
256	Owens Corning	37,225
60	Trane Technologies PLC	22,999
		100,265
	Capital Markets — 7.6%
304	Bank of New York Mellon Corp.	24,445
204	CME Group, Inc.	56,524
203	Intercontinental Exchange, Inc.	34,098
477	Janus Henderson Group PLC	15,841
217	State Street Corp.	19,118
		150,026
	Chemicals — 2.3%
129	CF Industries Holdings, Inc.	10,110
553	DuPont de Nemours, Inc.	36,492
		46,602
	Communications Equipment — 1.1%
379	Cisco Systems, Inc.	21,880
	Construction & Engineering — 0.7%
34	EMCOR Group, Inc.	13,624
	Construction Materials — 1.5%
310	CRH PLC	29,580
	Consumer Finance — 0.5%
200	Synchrony Financial	10,390
	Consumer Staples Distribution & Retail — 1.7%
477	Kroger Co.	34,444
	Electric Utilities — 4.1%
275	Evergy, Inc.	19,002
170	Eversource Energy	10,112
See Notes to Financial Statements.
45

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
1,101	Exelon Corp.	$51,637
		80,751
	Electrical Equipment — 0.5%
36	Eaton Corp. PLC	10,597
	Energy Equipment & Services — 1.7%
970	Baker Hughes Co.	34,338
	Financial Services — 3.7%
752	MGIC Investment Corp.	18,732
601	PayPal Holdings, Inc.[1]	39,570
1,465	Western Union Co.	14,518
		72,820
	Food Products — 1.9%
419	General Mills, Inc.	23,774
488	Kraft Heinz Co.	14,201
		37,975
	Health Care Equipment & Supplies — 2.0%
381	Medtronic PLC	32,293
57	Teleflex, Inc.	7,812
		40,105
	Health Care Providers & Services — 6.8%
91	Cardinal Health, Inc.	12,857
737	Centene Corp.[1]	44,110
106	Cigna Group	36,044
26	Elevance Health, Inc.	10,935
63	Molina Healthcare, Inc.[1]	20,602
58	Universal Health Services, Inc. Class B	10,270
		134,818
	Hotel & Resort REITs — 0.6%
837	Host Hotels & Resorts, Inc.	11,818
	Hotels, Restaurants & Leisure — 0.6%
133	Wyndham Hotels & Resorts, Inc.	11,345
	Household Durables — 1.1%
225	Toll Brothers, Inc.	22,696
	Household Products — 0.9%
132	Kimberly-Clark Corp.	17,395
	Independent Power & Renewable Electricity Producer — 0.3%
535	AES Corp.	5,350
	Insurance — 3.3%
177	Fidelity National Financial, Inc.	11,337
95	Hartford Insurance Group, Inc.	11,654
305	Old Republic International Corp.	11,468
391	Unum Group	30,365
		64,824
	IT Services — 1.1%
144	Amdocs Ltd.	12,756
134	Cognizant Technology Solutions Corp. Class A	9,858
		22,614
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 0.7%
1,139	Avantor, Inc.[1]	$14,796
	Machinery — 4.2%
49	Caterpillar, Inc.	15,154
465	Fortive Corp.	32,406
18	Parker-Hannifin Corp.	10,891
81	Snap-on, Inc.	25,419
		83,870
	Marine Transportation — 1.0%
196	Kirby Corp.[1]	18,888
	Media — 3.4%
1,039	Comcast Corp. Class A	35,534
659	Fox Corp. Class A	32,811
		68,345
	Oil, Gas & Consumable Fuels — 6.1%
1,240	APA Corp.	19,269
234	ConocoPhillips	20,854
169	EOG Resources, Inc.	18,646
503	Ovintiv, Inc.	16,891
1,466	Permian Resources Corp.	17,299
244	Valero Energy Corp.	28,326
		121,285
	Passenger Airlines — 1.7%
804	Delta Air Lines, Inc.	33,470
	Pharmaceuticals — 5.6%
823	Bristol-Myers Squibb Co.	41,315
85	Jazz Pharmaceuticals PLC[1]	9,942
130	Johnson & Johnson	20,320
1,620	Pfizer, Inc.	39,544
		111,121
	Professional Services — 1.2%
175	KBR, Inc.	9,242
205	SS&C Technologies Holdings, Inc.	15,498
		24,740
	Real Estate Management & Development — 0.9%
145	CBRE Group, Inc. Class A1	17,716
	Retail REITs — 2.4%
167	Realty Income Corp.	9,662
247	Simon Property Group, Inc.	38,873
		48,535
	Semiconductors & Semiconductor Equipment — 2.5%
68	Applied Materials, Inc.	10,248
114	Cirrus Logic, Inc.[1]	10,949
990	Intel Corp.	19,899
53	QUALCOMM, Inc.	7,868
		48,964
	Software — 2.2%
558	Zoom Communications, Inc.[1]	43,267
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 1.7%
1,058	VICI Properties, Inc.	$33,877
	Specialty Retail — 0.9%
45	Dick’s Sporting Goods, Inc.	8,448
66	Williams-Sonoma, Inc.	10,195
		18,643
	Technology Hardware, Storage & Peripherals — 1.8%
2,207	Hewlett Packard Enterprise Co.	35,798
	Textiles, Apparel & Luxury Goods — 0.6%
51	Ralph Lauren Corp.	11,472
	TOTAL COMMON STOCKS (Cost $1,841,718)	1,978,168
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$15,207	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $15,207, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $16,200, coupon rate of 0.625%, due 7/31/26, market value of $15,675)	15,207
	TOTAL REPURCHASE AGREEMENT (Cost $15,207)	15,207
TOTAL INVESTMENTS (Cost $1,856,925)	100.3%	$1,993,375
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(6,895)
NET ASSETS	100.0%	$1,986,480

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Air Freight & Logistics — 0.7%
422	Hub Group, Inc. Class A	$13,331
	Automobile Components — 1.0%
3,017	American Axle & Manufacturing Holdings, Inc.[1]	11,525
96	Visteon Corp.[1]	7,602
		19,127
	Banks — 10.1%
620	Amalgamated Financial Corp.	17,459
861	Civista Bancshares, Inc.	19,381
319	Enterprise Financial Services Corp.	16,595
866	First BanCorp	17,008
627	First Financial Bancorp	14,515
794	Hanmi Financial Corp.	18,159
478	OFG Bancorp	18,809
458	Origin Bancorp, Inc.	14,674
534	Renasant Corp.	17,126
214	S&T Bancorp, Inc.	7,798
460	South Plains Financial, Inc.	15,507
520	Third Coast Bancshares, Inc.[1]	15,496
		192,527
	Biotechnology — 6.3%
1,499	CareDx, Inc.[1]	25,303
447	Catalyst Pharmaceuticals, Inc.[1]	10,858
2,180	iTeos Therapeutics, Inc.[1]	15,805
1,028	Prothena Corp. PLC[1,2]	9,458
6,665	Relay Therapeutics, Inc.[1]	22,194
1,505	Sage Therapeutics, Inc.[1]	10,971
2,946	Verve Therapeutics, Inc.[1,2]	16,704
5,472	Zentalis Pharmaceuticals, Inc.[1,2]	7,770
		119,063
	Building Products — 1.5%
249	Gibraltar Industries, Inc.[1]	13,184
924	Resideo Technologies, Inc.[1]	15,505
		28,689
	Capital Markets — 1.4%
265	Donnelley Financial Solutions, Inc.[1]	12,773
1,616	WisdomTree, Inc.	14,059
		26,832
	Chemicals — 1.4%
515	Koppers Holdings, Inc.	12,906
254	Minerals Technologies, Inc.	13,104
		26,010
	Commercial Services & Supplies — 3.3%
322	ABM Industries, Inc.	15,694
3,260	ACCO Brands Corp.	12,584
123	Brady Corp. Class A	8,646
679	OPENLANE, Inc.[1]	12,568
1,378	Steelcase, Inc. Class A	13,670
		63,162
	Communications Equipment — 1.0%
718	Digi International, Inc.[1]	19,530
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 1.2%
55	Sterling Infrastructure, Inc.[1,2]	$8,219
684	Tutor Perini Corp.[1]	14,678
		22,897
	Consumer Finance — 2.1%
1,789	EZCORP, Inc. Class A1	29,286
415	PROG Holdings, Inc.	10,939
		40,225
	Diversified Consumer Services — 2.3%
312	Adtalem Global Education, Inc.[1]	33,134
243	Frontdoor, Inc.[1]	9,990
		43,124
	Diversified REITs — 0.5%
291	Essential Properties Realty Trust, Inc.	9,362
	Electrical Equipment — 1.8%
559	Allient, Inc.	11,935
179	EnerSys	15,501
290	Thermon Group Holdings, Inc.[1]	7,607
		35,043
	Electronic Equipment, Instruments & Components — 3.4%
494	Benchmark Electronics, Inc.	16,070
191	Itron, Inc.[1]	21,256
1,146	Mirion Technologies, Inc.[1]	18,084
125	Sanmina Corp.[1]	9,599
		65,009
	Energy Equipment & Services — 3.0%
516	Helmerich & Payne, Inc.	9,747
1,230	Innovex International, Inc.[1]	18,573
1,117	Liberty Energy, Inc.	12,846
491	Oceaneering International, Inc.[1]	8,715
1,276	Patterson-UTI Energy, Inc.	7,197
		57,078
	Financial Services — 3.4%
275	Banco Latinoamericano de Comercio Exterior SA	10,532
2,158	Pagseguro Digital Ltd. Class A1	21,645
1,817	Payoneer Global, Inc.[1]	12,774
1	Paysafe Ltd.[1,2]	15
1,383	StoneCo Ltd. Class A1	19,445
		64,411
	Food Products — 0.9%
1,102	Dole PLC	16,739
	Gas Utilities — 0.8%
344	Northwest Natural Holding Co.	14,826
	Health Care Equipment & Supplies — 3.7%
647	Integra LifeSciences Holdings Corp.[1,2]	10,604
371	LivaNova PLC[1]	13,727
224	Omnicell, Inc.[1]	7,002
674	Orthofix Medical, Inc.[1]	9,376
1,418	Tactile Systems Technology, Inc.[1]	20,022
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
1,243	Varex Imaging Corp.[1]	$10,342
		71,073
	Health Care Providers & Services — 1.6%
795	Castle Biosciences, Inc.[1]	15,940
1,149	Pediatrix Medical Group, Inc.[1]	14,799
		30,739
	Health Care Technology — 1.3%
3,669	Health Catalyst, Inc.[1]	14,493
300	HealthStream, Inc.	10,089
		24,582
	Hotel & Resort REITs — 2.3%
2,171	DiamondRock Hospitality Co.	15,935
1,774	RLJ Lodging Trust	12,436
1,737	Sunstone Hotel Investors, Inc.	14,486
		42,857
	Hotels, Restaurants & Leisure — 0.8%
933	International Game Technology PLC	15,301
	Household Durables — 1.9%
415	La-Z-Boy, Inc.[2]	16,392
629	Tri Pointe Homes, Inc.[1]	19,342
		35,734
	Household Products — 0.4%
270	Energizer Holdings, Inc.	7,301
	Industrial REITs — 0.3%
181	STAG Industrial, Inc.	5,978
	Insurance — 2.3%
1,173	Hamilton Insurance Group Ltd. Class B1	21,701
144	HCI Group, Inc.	21,067
		42,768
	Interactive Media & Services — 1.4%
650	Cargurus, Inc.[1]	18,174
254	Yelp, Inc.[1]	8,910
		27,084
	IT Services — 1.7%
924	DXC Technology Co.[1]	14,341
710	Hackett Group, Inc.	18,133
		32,474
	Life Sciences Tools & Services — 1.3%
3,448	Cytek Biosciences, Inc.[1,2]	12,792
4,005	MaxCyte, Inc.[1,2]	11,374
		24,166
	Machinery — 3.4%
1,884	Hillman Solutions Corp.[1]	13,169
1,872	Manitowoc Co., Inc.[1]	14,751
966	Mueller Water Products, Inc. Class A	25,348
150	Tennant Co.	10,824
		64,092
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — 1.9%
420	Commercial Metals Co.	$18,707
1,783	Constellium SE1	18,026
		36,733
	Multi-Utilities — 2.1%
436	Avista Corp.	18,081
153	Black Hills Corp.	9,317
212	Northwestern Energy Group, Inc.	12,345
		39,743
	Office REITs — 0.8%
1,087	Douglas Emmett, Inc.	15,033
	Oil, Gas & Consumable Fuels — 3.7%
2,545	Berry Corp.	6,311
958	Excelerate Energy, Inc. Class A	24,506
572	Teekay Tankers Ltd. Class A2	24,350
601	World Kinect Corp.	15,079
		70,246
	Passenger Airlines — 0.5%
3,831	Blade Air Mobility, Inc.[1]	10,152
	Pharmaceuticals — 4.9%
911	Arvinas, Inc.[1]	8,764
513	Collegium Pharmaceutical, Inc.[1]	13,848
1,325	Pacira BioSciences, Inc.[1]	35,643
526	Supernus Pharmaceuticals, Inc.[1]	17,084
5,655	Terns Pharmaceuticals, Inc.[1]	18,662
		94,001
	Professional Services — 1.2%
255	Korn Ferry	15,733
577	Upwork, Inc.[1]	7,588
		23,321
	Real Estate Management & Development — 1.2%
1,399	Cushman & Wakefield PLC[1]	13,109
916	Newmark Group, Inc. Class A	10,067
		23,176
	Retail REITs — 0.8%
543	InvenTrust Properties Corp.	15,128
	Semiconductors & Semiconductor Equipment — 1.2%
443	Penguin Solutions, Inc.[1]	7,562
131	Synaptics, Inc.[1]	7,292
450	Veeco Instruments, Inc.[1]	8,415
		23,269
	Software — 3.9%
1,201	A10 Networks, Inc.	19,792
692	LiveRamp Holdings, Inc.[1]	18,103
502	OneSpan, Inc.	7,465
659	Verint Systems, Inc.[1]	11,625
2,659	Yext, Inc.[1]	18,081
		75,066
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 0.9%
1,136	Outfront Media, Inc.	$17,188
	Specialty Retail — 2.4%
222	Abercrombie & Fitch Co. Class A1	15,411
384	Academy Sports & Outdoors, Inc.[2]	14,469
300	Urban Outfitters, Inc.[1]	15,834
		45,714
	Textiles, Apparel & Luxury Goods — 1.8%
294	Carter’s, Inc.	9,717
601	G-III Apparel Group Ltd.[1]	15,157
400	Steven Madden Ltd.	8,400
		33,274
	Trading Companies & Distributors — 3.5%
1,476	DNOW, Inc.[1]	23,424
1,500	Hudson Technologies, Inc.[1]	10,035
1,459	MRC Global, Inc.[1]	16,997
322	Rush Enterprises, Inc. Class A	16,419
		66,875
	TOTAL COMMON STOCKS (Cost $1,811,339)	1,890,053
Face Amount
REPURCHASE AGREEMENT* — 1.1%
$21,567	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $21,568, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $22,900, coupon rate of 0.625%, due 7/31/26, market value of $22,085)	21,567
	TOTAL REPURCHASE AGREEMENT (Cost $21,567)	21,567
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
48,209	State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%[3]	48,209
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $48,209)	48,209
TOTAL INVESTMENTS (Cost $1,881,115)	102.9%	$1,959,829
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.9)	(55,675)
NET ASSETS	100.0%	$1,904,154

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.5%
	Japan — 19.7%
65,700	Asahi Kasei Corp.	$456,748
7,800	Canon, Inc.	240,252
107,800	ENEOS Holdings, Inc.	517,135
57,700	Idemitsu Kosan Co. Ltd.	356,943
15,500	Komatsu Ltd.	444,576
24,000	Mitsubishi Electric Corp.	463,366
5,500	MS&AD Insurance Group Holdings, Inc.	124,825
26,500	Nitto Denko Corp.	463,444
12,000	Ono Pharmaceutical Co. Ltd.	137,809
13,700	Otsuka Corp.	303,838
16,600	SBI Holdings, Inc.	434,098
18,200	Sekisui Chemical Co. Ltd.	316,826
15,100	Sekisui House Ltd.	345,976
31,500	Shionogi & Co. Ltd.	527,423
12,000	Sumitomo Corp.	293,580
15,300	Sumitomo Electric Industries Ltd.	244,941
37,600	Suzuki Motor Corp.	449,028
16,300	TIS, Inc.	470,942
2,300	Tokyo Electron Ltd.	341,429
		6,933,179
	United Kingdom — 14.2%
4,800	Admiral Group PLC	208,413
37,900	Barclays PLC	149,912
12,500	British American Tobacco PLC	541,075
213,000	Centrica PLC	454,610
72,600	CK Hutchison Holdings Ltd.	410,011
48,200	HSBC Holdings PLC	534,445
11,600	Imperial Brands PLC	475,220
85,000	Kingfisher PLC	325,339
646,900	Lloyds Banking Group PLC	631,765
39,400	NatWest Group PLC	251,095
2,000	Next PLC	328,644
10,700	Pearson PLC	170,620
25,600	Rolls-Royce Holdings PLC	257,311
257,100	Vodafone Group PLC	251,016
		4,989,476
	Canada — 11.6%
4,000	Bank of Montreal	383,258
9,900	Bank of Nova Scotia	495,359
19,300	Barrick Gold Corp.	368,052
8,100	Canadian Imperial Bank of Commerce	510,877
3,400	CGI, Inc.	360,519
11,200	Gildan Activewear, Inc.	516,130
5,400	Imperial Oil Ltd.	364,244
15,600	Manulife Financial Corp.	478,094
9,600	Open Text Corp.	259,881
9,600	Suncor Energy, Inc.	339,057
		4,075,471
	France — 8.4%
2,000	BNP Paribas SA	168,319
5,100	Cie de Saint-Gobain SA	551,755
10,100	Cie Generale des Etablissements Michelin SCA	368,082
26,300	Credit Agricole SA	491,303
5,500	Danone SA	473,282
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	France — (Continued)
2,700	Eiffage SA	$366,279
12,300	Orange SA	178,147
3,695	Publicis Groupe SA	373,632
		2,970,799
	Germany — 8.4%
1,500	adidas AG	342,744
22,900	Deutsche Bank AG	596,153
1,300	Deutsche Boerse AG	417,512
9,800	Fresenius Medical Care AG	494,147
2,800	GEA Group AG	181,755
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen[1]	545,218
10,100	Zalando SE1,2	365,794
		2,943,323
	Spain — 6.4%
8,100	ACS Actividades de Construccion y Servicios SA	505,603
1,400	Aena SME SA2	351,138
2,700	Amadeus IT Group SA3	211,601
37,800	Banco Bilbao Vizcaya Argentaria SA	516,430
33,400	CaixaBank SA	254,720
23,076	Iberdrola SA3	415,522
		2,255,014
	Switzerland — 5.6%
4,200	Holcim AG	466,130
6,500	Logitech International SA	488,593
4,700	Novartis AG	534,092
680	Zurich Insurance Group AG	479,835
		1,968,650
	Denmark — 3.7%
245	AP Moller - Maersk AS Class B	417,753
2,500	Genmab AS1	527,394
2,400	Pandora AS	354,118
		1,299,265
	Australia — 3.6%
25,800	Brambles Ltd.	339,118
17,200	Computershare Ltd.	448,631
17,100	Northern Star Resources Ltd.	210,086
41,000	Stockland	144,182
8,766	Suncorp Group Ltd.	113,761
		1,255,778
	United States — 3.4%
1,700	Roche Holding AG	554,686
2,400	Sanofi SA	260,737
12,000	Shell PLC	390,294
		1,205,717
	Singapore — 2.4%
84,200	Singapore Airlines Ltd.[3]	432,572
15,800	United Overseas Bank Ltd.	419,043
		851,615
	Netherlands — 2.2%
170	ASML Holding NV	112,181
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Netherlands — (Continued)
8,600	Koninklijke Ahold Delhaize NV	$352,094
12,900	Koninklijke Philips NV3	326,033
		790,308
	Hong Kong — 1.8%
2,800	Hong Kong Exchanges & Clearing Ltd.	123,039
52,800	Link	247,470
28,000	Sun Hung Kai Properties Ltd.	265,898
		636,407
	Italy — 1.5%
8,800	Recordati Industria Chimica e Farmaceutica SpA[3]	516,897
	Finland — 1.0%
19,500	Wartsila OYJ Abp	359,193
	Luxembourg — 1.0%
5,500	Eurofins Scientific SE	345,678
	Sweden — 0.8%
5,600	Boliden AB1,3	171,554
6,600	Getinge AB Class B	127,145
		298,699
	Belgium — 0.8%
1,600	UCB SA	292,094
	TOTAL COMMON STOCKS (Cost $29,537,469)	33,987,563
PREFERRED STOCKS* — 1.1%
	Germany — 1.1%
5,100	Henkel AG & Co. KGaA	395,184
	TOTAL PREFERRED STOCKS (Cost $397,448)	395,184
Face Amount
REPURCHASE AGREEMENT*—0.5%
$153,011	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $153,017, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $162,200, coupon rate of 0.625%, due 7/31/26, market value of $156,168)	153,011
	TOTAL REPURCHASE AGREEMENT (Cost $153,011)	153,011
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.6%
1,631,419	State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%[4]	1,631,419
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,631,419)	1,631,419
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $31,719,347)	102.7%	$36,167,177
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(940,159)
NET ASSETS	100.0%	$35,227,018

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2025, these securities, which are not illiquid, amounted to $716,932 or 2.0% of net assets for the Fund.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Automobile Components — 0.5%
1,834	Aptiv PLC[1]	$104,648
	Automobiles — 1.6%
7,325	General Motors Co.	331,383
	Banks — 3.6%
6,883	Bank of America Corp.	274,494
7,114	Citigroup, Inc.	486,455
		760,949
	Beverages — 0.6%
2,056	Molson Coors Beverage Co. Class B	118,282
	Biotechnology — 2.7%
1,765	Biogen, Inc.[1]	213,706
2,568	Gilead Sciences, Inc.	273,595
151	Regeneron Pharmaceuticals, Inc.	90,413
		577,714
	Broadline Retail — 1.8%
5,566	eBay, Inc.[2]	379,379
	Building Products — 2.6%
2,234	Owens Corning	324,846
560	Trane Technologies PLC	214,654
		539,500
	Capital Markets — 4.8%
1,536	Bank of New York Mellon Corp.	123,510
1,789	CME Group, Inc.	495,696
644	Intercontinental Exchange, Inc.	108,173
3,612	Nasdaq, Inc.	275,270
		1,002,649
	Chemicals — 0.8%
5,505	Axalta Coating Systems Ltd.[1]	178,912
	Communications Equipment — 3.1%
2,263	Arista Networks, Inc.[1]	186,177
2,799	Cisco Systems, Inc.	161,586
1,154	F5, Inc.[1]	305,510
		653,273
	Construction & Engineering — 1.1%
2,321	AECOM	228,966
	Construction Materials — 2.0%
4,400	CRH PLC	419,848
	Consumer Staples Distribution & Retail — 1.4%
4,131	Sysco Corp.	294,953
	Electric Utilities — 1.2%
5,297	Exelon Corp.	248,429
	Energy Equipment & Services — 1.9%
11,330	Baker Hughes Co.	401,082
	Entertainment — 0.5%
1,103	Walt Disney Co.	100,318
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 4.4%
416	Mastercard, Inc. Class A	$227,993
5,245	PayPal Holdings, Inc.[1]	345,331
1,030	Visa, Inc. Class A	355,865
		929,189
	Food Products — 1.6%
5,830	General Mills, Inc.	330,794
	Health Care Equipment & Supplies — 1.8%
4,426	Medtronic PLC	375,148
	Health Care Providers & Services — 3.7%
1,352	Cencora, Inc.	395,690
2,044	Centene Corp.[1]	122,334
782	Cigna Group	265,911
		783,935
	Hotels, Restaurants & Leisure — 1.9%
2,279	Airbnb, Inc. Class A1	277,855
818	Expedia Group, Inc.	128,369
		406,224
	Household Durables — 1.0%
2,069	Toll Brothers, Inc.	208,700
	Household Products — 0.7%
1,492	Colgate-Palmolive Co.	137,547
	Insurance — 1.7%
2,030	Aflac, Inc.	220,620
614	Marsh & McLennan Cos., Inc.	138,439
		359,059
	Interactive Media & Services — 4.3%
2,669	Alphabet, Inc. Class A	423,837
492	Meta Platforms, Inc. Class A	270,108
7,993	Pinterest, Inc. Class A1	202,383
		896,328
	IT Services — 3.6%
4,699	Cognizant Technology Solutions Corp. Class A	345,705
4,243	Twilio, Inc. Class A1	410,341
		756,046
	Life Sciences Tools & Services — 2.2%
2,173	Agilent Technologies, Inc.	233,815
11,092	Avantor, Inc.[1]	144,085
602	IQVIA Holdings, Inc.[1]	93,352
		471,252
	Machinery — 1.9%
3,571	Fortive Corp.	248,863
1,672	Pentair PLC	151,701
		400,564
	Marine Transportation — 1.0%
2,262	Kirby Corp.[1]	217,989
	Media — 3.2%
9,590	Comcast Corp. Class A	327,978
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
4,608	Omnicom Group, Inc.	$350,945
		678,923
	Multi-Utilities — 0.6%
982	DTE Energy Co.	134,534
	Oil, Gas & Consumable Fuels — 0.6%
1,060	EOG Resources, Inc.	116,950
	Passenger Airlines — 0.5%
2,511	Delta Air Lines, Inc.	104,533
	Pharmaceuticals — 2.1%
697	Johnson & Johnson	108,948
3,822	Merck & Co., Inc.	325,634
		434,582
	Professional Services — 2.6%
6,696	Genpact Ltd.	336,541
2,700	SS&C Technologies Holdings, Inc.	204,120
		540,661
	Real Estate Management & Development — 2.3%
4,003	CBRE Group, Inc. Class A1	489,087
	Retail REITs — 0.5%
689	Simon Property Group, Inc.	108,435
	Semiconductors & Semiconductor Equipment — 8.4%
2,222	Applied Materials, Inc.	334,877
3,376	Cirrus Logic, Inc.[1]	324,231
4,627	Lam Research Corp.	331,617
836	Onto Innovation, Inc.[1]	101,967
2,106	QUALCOMM, Inc.	312,657
2,585	Skyworks Solutions, Inc.	166,164
1,567	Universal Display Corp.	196,862
		1,768,375
	Software — 9.5%
3,300	Docusign, Inc.[1]	269,775
15,585	Dropbox, Inc. Class A1	444,952
7,189	Dynatrace, Inc.[1]	337,667
6,618	Gen Digital, Inc.	171,208
1,184	Salesforce, Inc.	318,153
5,882	Zoom Communications, Inc.[1]	456,090
		1,997,845
	Specialized REITs — 1.9%
535	American Tower Corp.	120,594
320	Equinix, Inc.	275,440
		396,034
	Specialty Retail — 4.3%
1,633	Dick’s Sporting Goods, Inc.	306,580
3,896	TJX Cos., Inc.	501,337
671	Williams-Sonoma, Inc.	103,649
		911,566
	Technology Hardware, Storage & Peripherals — 2.6%
21,385	Hewlett Packard Enterprise Co.	346,865
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — (Continued)
3,920	HP, Inc.	$100,234
1,215	NetApp, Inc.	109,046
		556,145
	Textiles, Apparel & Luxury Goods — 0.5%
384	Lululemon Athletica, Inc.[1]	103,976
	TOTAL COMMON STOCKS (Cost $18,626,506)	20,954,706
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$74,020	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $74,022, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $74,300, coupon rate of 4.375%, due 7/31/26, market value of $75,633)	74,020
	TOTAL REPURCHASE AGREEMENT (Cost $74,020)	74,020
TOTAL INVESTMENTS (Cost $18,700,526)	100.0%	$21,028,726
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(507)
NET ASSETS	100.0%	$21,028,219

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Automobile Components — 2.1%
14,615	BorgWarner, Inc.	$414,774
	Banks — 3.5%
7,211	Bank of America Corp.	287,575
4,300	Citigroup, Inc.	294,034
1,976	Comerica, Inc.	106,210
		687,819
	Beverages — 0.8%
2,892	Molson Coors Beverage Co. Class B	166,377
	Biotechnology — 5.0%
2,610	Biogen, Inc.[1]	316,019
4,793	Gilead Sciences, Inc.	510,646
552	United Therapeutics Corp.[1]	167,306
		993,971
	Broadline Retail — 3.5%
10,037	eBay, Inc.[2]	684,122
	Building Products — 4.2%
1,250	Owens Corning	181,762
1,703	Trane Technologies PLC	652,777
		834,539
	Capital Markets — 2.8%
960	Intercontinental Exchange, Inc.	161,251
5,208	Nasdaq, Inc.	396,902
		558,153
	Communications Equipment — 4.0%
5,028	Arista Networks, Inc.[1]	413,654
4,528	Cisco Systems, Inc.	261,401
437	F5, Inc.[1]	115,691
		790,746
	Construction Materials — 1.7%
3,600	CRH PLC	343,512
	Consumer Staples Distribution & Retail — 1.2%
1,925	Kroger Co.	139,004
1,378	Sysco Corp.	98,389
		237,393
	Electric Utilities — 1.4%
5,703	Exelon Corp.	267,471
	Energy Equipment & Services — 2.2%
12,351	Baker Hughes Co.	437,225
	Financial Services — 6.2%
771	Mastercard, Inc. Class A	422,554
6,021	PayPal Holdings, Inc.[1]	396,423
1,165	Visa, Inc. Class A	402,507
		1,221,484
	Food Products — 1.1%
1,372	General Mills, Inc.	77,847
5,005	Kraft Heinz Co.	145,646
		223,493
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — 2.0%
1,331	Boston Scientific Corp.[1]	$136,920
3,025	Medtronic PLC	256,399
		393,319
	Health Care Providers & Services — 3.6%
486	Cencora, Inc.	142,238
5,986	Centene Corp.[1]	358,262
611	Cigna Group	207,764
		708,264
	Hotels, Restaurants & Leisure — 1.9%
2,436	Expedia Group, Inc.	382,282
	Insurance — 1.6%
3,943	Unum Group	306,213
	Interactive Media & Services — 3.9%
716	Meta Platforms, Inc. Class A	393,084
15,067	Pinterest, Inc. Class A1	381,496
		774,580
	IT Services — 1.7%
3,475	Twilio, Inc. Class A1	336,067
	Life Sciences Tools & Services — 0.5%
575	IQVIA Holdings, Inc.[1]	89,165
	Machinery — 2.2%
4,800	Pentair PLC	435,504
	Marine Transportation — 1.0%
2,109	Kirby Corp.[1]	203,244
	Media — 3.4%
10,351	Comcast Corp. Class A	354,004
4,063	Omnicom Group, Inc.	309,438
		663,442
	Metals & Mining — 0.7%
3,699	Freeport-McMoRan, Inc.	133,275
	Oil, Gas & Consumable Fuels — 2.8%
23,668	APA Corp.	367,801
5,593	Ovintiv, Inc.	187,813
		555,614
	Pharmaceuticals — 2.6%
3,573	Jazz Pharmaceuticals PLC[1]	417,898
1,072	Merck & Co., Inc.	91,335
		509,233
	Professional Services — 2.5%
9,825	Genpact Ltd.	493,805
	Real Estate Management & Development — 1.0%
841	Jones Lang LaSalle, Inc.[1]	191,252
	Retail REITs — 1.6%
12,274	Brixmor Property Group, Inc.	305,745
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 5.9%
6,519	Lam Research Corp.	$467,217
3,577	QUALCOMM, Inc.	531,041
1,267	Universal Display Corp.	159,173
		1,157,431
	Software — 11.0%
2,388	Docusign, Inc.[1]	195,219
13,279	Dropbox, Inc. Class A1	379,115
6,331	Dynatrace, Inc.[1]	297,367
8,465	Gen Digital, Inc.	218,990
9,391	Gitlab, Inc. Class A1,2	438,278
8,455	UiPath, Inc. Class A1	100,953
7,085	Zoom Communications, Inc.[1]	549,371
		2,179,293
	Specialized REITs — 1.1%
487	American Tower Corp.	109,774
125	Equinix, Inc.	107,594
		217,368
	Specialty Retail — 2.5%
3,850	TJX Cos., Inc.	495,418
	Technology Hardware, Storage & Peripherals — 5.0%
30,428	Hewlett Packard Enterprise Co.	493,542
19,392	HP, Inc.	495,854
		989,396
	Textiles, Apparel & Luxury Goods — 1.7%
1,436	Deckers Outdoor Corp.[1]	159,152
807	Ralph Lauren Corp.	181,535
		340,687
	TOTAL COMMON STOCKS (Cost $17,674,596)	19,721,676
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$19,025	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $19,026, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $20,200, coupon rate of 0.625%, due 7/31/26, market value of $19,480)	19,025
	TOTAL REPURCHASE AGREEMENT (Cost $19,025)	19,025
TOTAL INVESTMENTS (Cost $17,693,621)	100.0%	$19,740,701
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	1,454
NET ASSETS	100.0%	$19,742,155

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.4%
	Air Freight & Logistics — 0.7%
9,260	Hub Group, Inc. Class A	$292,523
	Automobile Components — 1.4%
3,580	Aptiv PLC[1]	204,275
14,940	BorgWarner, Inc.	423,997
		628,272
	Automobiles — 0.5%
5,320	General Motors Co.	240,677
	Banks — 2.7%
6,963	Citigroup, Inc.	476,130
4,680	Hancock Whitney Corp.	243,781
23,186	Old National Bancorp	477,400
		1,197,311
	Beverages — 1.0%
7,460	Molson Coors Beverage Co. Class B	429,174
	Biotechnology — 2.5%
7,280	BioMarin Pharmaceutical, Inc.[1]	463,663
25,720	Catalyst Pharmaceuticals, Inc.[1]	624,739
		1,088,402
	Broadline Retail — 2.1%
13,460	eBay, Inc.	917,434
	Capital Markets — 3.9%
1,940	CME Group, Inc.[2]	537,535
2,780	Intercontinental Exchange, Inc.[2]	466,957
20,860	Janus Henderson Group PLC[2]	692,760
		1,697,252
	Construction & Engineering — 3.3%
7,300	AECOM[2]	720,145
1,841	EMCOR Group, Inc.[2]	737,689
		1,457,834
	Consumer Finance — 1.3%
11,100	Synchrony Financial[2]	576,645
	Consumer Staples Distribution & Retail — 0.7%
4,400	Kroger Co.	317,724
	Diversified Consumer Services — 4.1%
8,440	Adtalem Global Education, Inc.[1]	896,327
6,380	Stride, Inc.[1]	907,555
		1,803,882
	Diversified REITs — 0.9%
12,240	Essential Properties Realty Trust, Inc.	393,761
	Electric Utilities — 2.0%
8,180	Edison International	437,712
7,760	Eversource Energy	461,565
		899,277
	Electrical Equipment — 0.5%
2,660	EnerSys[2]	230,356
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 3.1%
7,080	Amphenol Corp. Class A	$544,806
10,400	Sanmina Corp.[1]	798,616
		1,343,422
	Energy Equipment & Services — 2.0%
12,480	Baker Hughes Co.	441,792
75,720	Patterson-UTI Energy, Inc.	427,061
		868,853
	Financial Services — 4.5%
35,540	MGIC Investment Corp.[2]	885,301
7,340	PayPal Holdings, Inc.[1,2]	483,266
18,920	Radian Group, Inc.[2]	604,305
		1,972,872
	Food Products — 1.6%
5,420	Cal-Maine Foods, Inc.	506,065
3,800	General Mills, Inc.	215,612
		721,677
	Ground Transportation — 1.4%
32,480	Lyft, Inc. Class A1	402,752
1,640	Ryder System, Inc.	225,779
		628,531
	Health Care Equipment & Supplies — 1.7%
8,060	Merit Medical Systems, Inc.[1]	761,267
	Health Care Providers & Services — 1.6%
11,860	Centene Corp.[1]	709,821
	Hotel & Resort REITs — 0.7%
44,280	DiamondRock Hospitality Co.	325,015
	Hotels, Restaurants & Leisure — 0.5%
7,040	Aramark	235,347
	Household Durables — 2.4%
6,500	PulteGroup, Inc.	666,770
6,640	Taylor Morrison Home Corp.[1]	380,804
		1,047,574
	Industrial REITs — 0.8%
10,660	STAG Industrial, Inc.	352,100
	Insurance — 3.0%
4,000	Brown & Brown, Inc.	442,400
11,121	Unum Group	863,657
		1,306,057
	Interactive Media & Services — 2.5%
1,460	Alphabet, Inc. Class A	231,848
9,900	Cargurus, Inc.[1]	276,804
1,060	Meta Platforms, Inc. Class A	581,940
		1,090,592
	IT Services — 5.4%
8,800	Amdocs Ltd.	779,504
7,580	Cognizant Technology Solutions Corp. Class A	557,660
4,600	Okta, Inc.[1]	515,936
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
5,300	Twilio, Inc. Class A1	$512,563
		2,365,663
	Life Sciences Tools & Services — 1.0%
2,820	IQVIA Holdings, Inc.[1]	437,297
	Machinery — 4.0%
29,620	Gates Industrial Corp. PLC[1,2]	560,410
4,600	ITT, Inc.[2]	630,292
8,020	Mueller Industries, Inc.[2]	589,951
		1,780,653
	Media — 3.5%
12,600	Comcast Corp. Class A	430,920
9,400	Fox Corp. Class A	468,026
4,440	New York Times Co. Class A	231,146
5,380	Omnicom Group, Inc.	409,741
		1,539,833
	Metals & Mining — 3.0%
11,520	Commercial Metals Co.	513,101
2,760	Reliance, Inc.	795,514
		1,308,615
	Multi-Utilities — 1.7%
19,600	NiSource, Inc.	766,556
	Oil, Gas & Consumable Fuels — 1.7%
11,520	Ovintiv, Inc.	386,841
15,140	World Kinect Corp.	379,863
		766,704
	Passenger Airlines — 1.6%
7,640	SkyWest, Inc.[1]	681,259
	Pharmaceuticals — 0.6%
27,540	Elanco Animal Health, Inc.[1]	261,079
	Professional Services — 3.1%
17,180	Genpact Ltd.	863,467
3,880	Jacobs Solutions, Inc.	480,344
		1,343,811
	Real Estate Management & Development — 2.0%
3,440	CBRE Group, Inc. Class A1	420,299
2,040	Jones Lang LaSalle, Inc.[1]	463,917
		884,216
	Retail REITs — 1.0%
17,520	Brixmor Property Group, Inc.	436,423
	Semiconductors & Semiconductor Equipment — 2.2%
3,240	Applied Materials, Inc.	488,300
6,920	Lam Research Corp.	495,957
		984,257
	Software — 2.7%
4,960	BlackLine, Inc.[1]	234,261
7,100	Box, Inc. Class A1	221,662
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
25,100	Dropbox, Inc. Class A1	$716,605
		1,172,528
	Specialized REITs — 1.4%
19,340	VICI Properties, Inc.	619,267
	Specialty Retail — 4.5%
2,120	Dick’s Sporting Goods, Inc.	398,009
21,340	Gap, Inc.	467,346
5,000	TJX Cos., Inc.	643,400
9,340	Urban Outfitters, Inc.[1]	492,965
		2,001,720
	Technology Hardware, Storage & Peripherals — 0.8%
22,140	Hewlett Packard Enterprise Co.	359,111
	Trading Companies & Distributors — 2.8%
13,780	Rush Enterprises, Inc. Class A2	702,642
3,140	WESCO International, Inc.[2]	511,695
		1,214,337
	TOTAL COMMON STOCKS (Cost $31,579,685)	42,456,981
Face Amount
REPURCHASE AGREEMENT* — 2.2%
$971,185	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $971,221, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $974,100, coupon rate of 4.375%, due 7/31/26, market value of $990,799)	971,185
	TOTAL REPURCHASE AGREEMENT (Cost $971,185)	971,185
TOTAL LONG INVESTMENTS (Cost $32,550,870)	98.6%	$43,428,166
Shares
COMMON STOCKS SOLD SHORT* — (66.5)%
	Aerospace & Defense — (6.5)%
(2,260)	AeroVironment, Inc.[1]	(342,435)
(3,720)	Boeing Co.[1]	(681,653)
(1,600)	General Dynamics Corp.	(435,392)
(1,860)	HEICO Corp.	(466,414)
(840)	Lockheed Martin Corp.	(401,310)
(380)	TransDigm Group, Inc.	(536,966)
		(2,864,170)
	Automobiles — (1.2)%
(1,840)	Tesla, Inc.[1]	(519,174)
	Banks — (1.8)%
(34,760)	TFS Financial Corp.	(450,489)
(6,080)	Triumph Financial, Inc.[1]	(324,794)
		(775,283)
	Beverages — (1.6)%
(7,520)	Brown-Forman Corp. Class A	(260,267)
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (Continued)
(12,820)	Keurig Dr. Pepper, Inc.	$(443,444)
		(703,711)
	Building Products — (1.0)%
(1,720)	Builders FirstSource, Inc.[1]	(205,764)
(4,060)	Trex Co., Inc.[1]	(234,749)
		(440,513)
	Capital Markets — (2.2)%
(3,240)	ARES Management Corp. Class A	(494,197)
(1,480)	Blackstone, Inc.	(194,931)
(2,600)	KKR & Co., Inc.	(297,102)
		(986,230)
	Chemicals — (0.6)%
(980)	Air Products & Chemicals, Inc.	(265,668)
	Commercial Services & Supplies — (2.2)%
(4,320)	Casella Waste Systems, Inc. Class A1	(507,384)
(1,960)	Waste Management, Inc.	(457,386)
		(964,770)
	Construction & Engineering — (0.6)%
(900)	Quanta Services, Inc.	(263,421)
	Construction Materials — (1.0)%
(880)	Martin Marietta Materials, Inc.	(461,102)
	Consumer Finance — (2.2)%
(3,960)	FirstCash Holdings, Inc.	(530,482)
(4,200)	Nelnet, Inc. Class A	(445,578)
		(976,060)
	Consumer Staples Distribution & Retail — (1.4)%
(35,820)	Grocery Outlet Holding Corp.[1]	(601,418)
	Distributors — (0.9)%
(1,420)	Pool Corp.	(416,259)
	Diversified Consumer Services — (0.4)%
(1,260)	Stride, Inc.[1]	(179,235)
	Diversified Telecommunication Services — (1.0)%
(8,080)	Cogent Communications Holdings, Inc.	(439,148)
	Electric Utilities — (1.6)%
(4,940)	MGE Energy, Inc.	(446,675)
(2,660)	Southern Co.	(244,427)
		(691,102)
	Electrical Equipment — (0.8)%
(52,620)	Sunrun, Inc.[1]	(362,552)
	Electronic Equipment, Instruments & Components — (1.1)%
(11,040)	Cognex Corp.	(301,392)
(3,400)	PAR Technology Corp.[1]	(198,560)
		(499,952)
	Energy Equipment & Services — (0.4)%
(4,320)	Tidewater, Inc.[1]	(156,341)
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Entertainment — (2.8)%
(11,800)	Atlanta Braves Holdings, Inc. Class C1	$(470,348)
(2,400)	Madison Square Garden Sports Corp.[1]	(462,168)
(1,300)	Take-Two Interactive Software, Inc.[1]	(303,316)
		(1,235,832)
	Financial Services — (2.3)%
(2,540)	Federal Agricultural Mortgage Corp. Class C	(445,338)
(3,400)	Shift4 Payments, Inc. Class A1	(278,120)
(63,860)	UWM Holdings Corp.	(300,142)
		(1,023,600)
	Food Products — (0.9)%
(5,280)	Freshpet, Inc.[1]	(388,291)
	Gas Utilities — (1.1)%
(3,000)	Atmos Energy Corp.	(481,890)
	Ground Transportation — (1.9)%
(980)	Saia, Inc.[1]	(239,120)
(2,720)	Union Pacific Corp.	(586,595)
		(825,715)
	Health Care Equipment & Supplies — (1.2)%
(2,268)	Cooper Cos., Inc.[1]	(185,227)
(18,920)	Neogen Corp.[1]	(95,546)
(900)	Penumbra, Inc.[1]	(263,556)
		(544,329)
	Health Care REITs — (1.0)%
(27,160)	Healthcare Realty Trust, Inc.	(421,795)
	Hotels, Restaurants & Leisure — (3.7)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(301,462)
(4,160)	Jack in the Box, Inc.	(108,326)
(2,020)	Marriott International, Inc. Class A	(481,932)
(9,520)	Papa John’s International, Inc.	(328,726)
(5,000)	Starbucks Corp.	(400,250)
		(1,620,696)
	Household Durables — (0.6)%
(4,740)	LGI Homes, Inc.[1]	(258,851)
	Independent Power & Renewable Electricity Producer — (0.9)%
(5,520)	Ormat Technologies, Inc.	(400,752)
	Independent Power Producers & Energy Traders — (0.4)%
(1,420)	Vistra Corp.	(184,075)
	Insurance — (3.7)%
(11,080)	Baldwin Insurance Group, Inc.[1]	(461,150)
(7,440)	First American Financial Corp.	(452,426)
(4,100)	Goosehead Insurance, Inc. Class A	(398,561)
(680)	Kinsale Capital Group, Inc.	(295,977)
		(1,608,114)
	Interactive Media & Service — (1.3)%
(25,240)	Grindr, Inc.[1]	(554,523)
	IT Services — (2.0)%
(420)	Gartner, Inc.[1]	(176,854)
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	IT Services — (Continued)
(2,920)	MongoDB, Inc.[1]	$(502,736)
(1,300)	Snowflake, Inc. Class A1	(207,337)
		(886,927)
	Life Sciences Tools & Services — (0.1)%
(740)	Illumina, Inc.[1]	(57,424)
	Metals & Mining — (0.9)%
(29,340)	Cleveland-Cliffs, Inc.[1]	(241,762)
(3,520)	Warrior Met Coal, Inc.	(168,326)
		(410,088)
	Office REITs — (0.9)%
(28,220)	JBG SMITH Properties	(394,516)
	Oil, Gas & Consumable Fuels — (0.9)%
(4,940)	Kinetik Holdings, Inc.	(204,220)
(21,400)	SFL Corp. Ltd.	(175,908)
		(380,128)
	Personal Care Products — (0.5)%
(9,580)	Kenvue, Inc.	(226,088)
	Pharmaceuticals — (0.5)%
(4,300)	Tarsus Pharmaceuticals, Inc.[1]	(223,213)
	Professional Services — (0.5)%
(880)	Equifax, Inc.	(228,914)
	Residential REITs — (0.5)%
(1,860)	Sun Communities, Inc.	(231,440)
	Software — (2.1)%
(1,140)	Crowdstrike Holdings, Inc. Class A1	(488,912)
(220)	Fair Isaac Corp.[1]	(437,729)
		(926,641)
	Specialized REITs — (2.8)%
(4,380)	Crown Castle, Inc.	(463,229)
(2,967)	Digital Realty Trust, Inc.	(476,322)
(7,960)	PotlatchDeltic Corp.	(305,584)
		(1,245,135)
	Specialty Retail — (2.9)%
(940)	Burlington Stores, Inc.[1]	(211,537)
(4,720)	Floor & Decor Holdings, Inc. Class A1	(337,197)
(1,120)	Home Depot, Inc.	(403,749)
(220)	O’Reilly Automotive, Inc.[1]	(311,344)
		(1,263,827)
	Textiles, Apparel & Luxury Goods — (0.6)%
(5,540)	Oxford Industries, Inc.	(269,244)
	Trading Companies & Distributors — (1.0)%
(3,900)	FTAI Aviation Ltd.	(417,729)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(34,672,162))	(29,275,886)
TOTAL SHORT INVESTMENTS (Proceeds $(34,672,162))	(66.5)%	$(29,275,886)
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
TOTAL INVESTMENTS (Proceeds $(2,121,292))	32.1%	$14,152,280
OTHER ASSETS IN EXCESS OF LIABILITIES	67.9	29,882,687
NET ASSETS	100.0%	$44,034,967

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,670,108.
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.3%
	Automobiles — 2.0%
40,400	Ford Motor Co.[1]	$404,404
3,720	General Motors Co.[1]	168,293
		572,697
	Banks — 4.6%
3,140	Citigroup, Inc.[1]	214,713
12,280	First Hawaiian, Inc.	280,721
33,500	Old National Bancorp[1]	689,765
7,120	Regions Financial Corp.[1]	145,319
		1,330,518
	Beverages — 1.3%
6,340	Molson Coors Beverage Co. Class B1	364,740
	Biotechnology — 6.3%
4,640	BioMarin Pharmaceutical, Inc.[2]	295,522
32,480	Catalyst Pharmaceuticals, Inc.[2]	788,939
4,700	Exelixis, Inc.[2]	184,005
8,860	Incyte Corp.[1,2]	555,167
		1,823,633
	Broadline Retail — 2.6%
11,020	eBay, Inc.[1]	751,123
	Capital Markets — 5.2%
1,980	CME Group, Inc.[1]	548,619
2,860	Intercontinental Exchange, Inc.[1]	480,394
9,401	Janus Henderson Group PLC[1]	312,207
2,000	Nasdaq, Inc.[1]	152,420
		1,493,640
	Communications Equipment — 4.4%
9,020	Cisco Systems, Inc.[1]	520,725
2,780	F5, Inc.[1,2]	735,977
		1,256,702
	Construction & Engineering — 3.7%
3,680	AECOM[1]	363,032
1,760	EMCOR Group, Inc.[1]	705,232
		1,068,264
	Construction Materials — 0.5%
1,600	CRH PLC[1]	152,672
	Consumer Staples Distribution & Retail — 0.5%
2,180	Sysco Corp.[1]	155,652
	Diversified Consumer Services — 2.3%
4,559	Stride, Inc.[1,2]	648,518
	Electric Utilities — 1.1%
5,400	Eversource Energy[1]	321,192
	Electronic Equipment, Instruments & Components — 3.7%
2,400	Amphenol Corp. Class A1	184,680
4,280	Benchmark Electronics, Inc.	139,229
9,580	Sanmina Corp.[2]	735,648
		1,059,557
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.6%
13,960	Baker Hughes Co.[1]	$494,184
42,660	Patterson-UTI Energy, Inc.	240,602
		734,786
	Financial Services — 6.5%
30,240	MGIC Investment Corp.	753,278
17,700	NMI Holdings, Inc.[2]	640,209
7,100	PayPal Holdings, Inc.[1,2]	467,464
		1,860,951
	Food Products — 1.6%
5,060	Cal-Maine Foods, Inc.	472,452
	Ground Transportation — 2.5%
29,380	Lyft, Inc. Class A2	364,312
2,560	Ryder System, Inc.[1]	352,435
		716,747
	Health Care Equipment & Supplies — 3.1%
2,220	GE HealthCare Technologies, Inc.[1]	156,133
7,920	Merit Medical Systems, Inc.[2]	748,044
		904,177
	Health Care Providers & Services — 2.9%
1,400	Addus HomeCare Corp.[2]	146,370
7,780	Centene Corp.[1,2]	465,633
7,020	Hims & Hers Health, Inc.[2,3]	232,362
		844,365
	Hotels, Restaurants & Leisure — 1.9%
32,660	International Game Technology PLC[1]	535,624
	Household Durables — 2.3%
11,780	Taylor Morrison Home Corp.[1,2]	675,583
	Industrial REITs — 1.0%
8,580	STAG Industrial, Inc.[1]	283,397
	Insurance — 3.8%
600	Travelers Cos., Inc.[1]	158,478
9,520	Unum Group[1]	739,323
640	Willis Towers Watson PLC[1]	196,992
		1,094,793
	Interactive Media & Services — 2.6%
2,300	Alphabet, Inc. Class A	365,240
720	Meta Platforms, Inc. Class A	395,280
		760,520
	IT Services — 7.3%
8,000	Amdocs Ltd.	708,640
7,220	Cognizant Technology Solutions Corp. Class A1	531,176
2,920	Okta, Inc.[1,2]	327,507
5,420	Twilio, Inc. Class A2	524,168
		2,091,491
	Machinery — 5.5%
20,280	Gates Industrial Corp. PLC[1,2]	383,698
2,700	ITT, Inc.[1]	369,954
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
1,440	Watts Water Technologies, Inc. Class A1	$299,160
2,900	Westinghouse Air Brake Technologies Corp.[1]	535,746
		1,588,558
	Media — 6.9%
17,600	Comcast Corp. Class A1	601,920
10,540	Fox Corp. Class A	524,786
3,220	New York Times Co. Class A	167,633
6,780	Omnicom Group, Inc.	516,365
10,120	TEGNA, Inc.	164,248
		1,974,952
	Metals & Mining — 3.0%
11,960	Commercial Metals Co.[1]	532,698
1,100	Reliance, Inc.[1]	317,053
		849,751
	Multi-Utilities — 2.5%
18,311	NiSource, Inc.[1]	716,143
	Oil, Gas & Consumable Fuels — 3.0%
19,600	APA Corp.	304,584
5,240	Ovintiv, Inc.[1]	175,959
15,560	World Kinect Corp.	390,401
		870,944
	Pharmaceuticals — 1.1%
17,340	Innoviva, Inc.[2,3]	324,085
	Professional Services — 3.2%
15,100	Genpact Ltd.[1]	758,926
3,080	KBR, Inc.	162,655
		921,581
	Real Estate Management & Development — 2.5%
3,020	CBRE Group, Inc. Class A1,2	368,984
1,529	Jones Lang LaSalle, Inc.[2]	347,710
		716,694
	Retail REITs — 1.2%
8,460	Brixmor Property Group, Inc.[1]	210,738
7,640	Urban Edge Properties[1]	138,055
		348,793
	Semiconductors & Semiconductor Equipment — 8.2%
21,620	Amkor Technology, Inc.	377,269
2,180	Applied Materials, Inc.[1]	328,548
4,100	Cirrus Logic, Inc.[2]	393,764
5,180	Lam Research Corp.	371,250
7,480	ON Semiconductor Corp.[2]	296,956
2,600	QUALCOMM, Inc.	385,996
10,660	Veeco Instruments, Inc.[2]	199,342
		2,353,125
	Software — 4.8%
18,060	Box, Inc. Class A2	563,833
9,520	Dropbox, Inc. Class A2	271,796
8,300	Dynatrace, Inc.[1,2]	389,851
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
14,360	UiPath, Inc. Class A2	$171,459
		1,396,939
	Specialized REITs — 0.9%
8,080	VICI Properties, Inc.[1]	258,722
	Specialty Retail — 6.1%
14,980	Gap, Inc.	328,062
1,640	Penske Automotive Group, Inc.[1]	255,299
2,400	TJX Cos., Inc.[1]	308,832
7,300	Urban Outfitters, Inc.[2]	385,294
3,160	Williams-Sonoma, Inc.[1]	488,125
		1,765,612
	Technology Hardware, Storage & Peripherals — 1.8%
32,660	Hewlett Packard Enterprise Co.[1]	529,745
	Trading Companies & Distributors — 1.3%
2,360	WESCO International, Inc.[1]	384,586
	TOTAL COMMON STOCKS (Cost $30,039,857)	36,974,024
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$55,062	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $55,064, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $55,300, coupon rate of 4.375%, due 7/31/26, market value of $56,322)	55,062
	TOTAL REPURCHASE AGREEMENT (Cost $55,062)	55,062
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.2%
329,460	State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%[4]	329,460
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $329,460)	329,460
TOTAL LONG INVESTMENTS (Cost $30,424,379)	129.7%	$37,358,546
COMMON STOCKS SOLD SHORT* — (28.5)%
	Aerospace & Defense — (3.1)%
(620)	AeroVironment, Inc.[2]	(93,942)
(800)	Boeing Co.[2]	(146,592)
(380)	General Dynamics Corp.	(103,406)
(720)	HEICO Corp. Class A	(144,670)
(200)	Lockheed Martin Corp.	(95,550)
(280)	Northrop Grumman Corp.	(136,220)
(120)	TransDigm Group, Inc.	(169,568)
		(889,948)
	Banks — (1.2)%
(3,500)	Glacier Bancorp, Inc.	(142,660)
(1,700)	Triumph Financial, Inc.[2]	(90,814)
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (Continued)
(4,340)	WaFd, Inc.	$(123,820)
		(357,294)
	Beverages — (0.3)%
(2,560)	Brown-Forman Corp. Class B	(89,190)
	Building Products — (0.2)%
(1,200)	Trex Co., Inc.[2]	(69,384)
	Capital Markets — (0.9)%
(1,020)	ARES Management Corp. Class A	(155,581)
(400)	Morningstar, Inc.	(113,888)
		(269,469)
	Chemicals — (0.6)%
(400)	Air Products & Chemicals, Inc.	(108,436)
(1,140)	Albemarle Corp.	(66,747)
		(175,183)
	Commercial Services & Supplies — (0.7)%
(840)	Republic Services, Inc.	(210,630)
	Communications Equipment — (0.4)%
(320)	Ubiquiti, Inc.	(104,464)
	Construction & Engineering — (0.5)%
(1,600)	Construction Partners, Inc. Class A2	(131,424)
	Distributors — (0.4)%
(400)	Pool Corp.	(117,256)
	Diversified Telecommunication Services — (0.3)%
(1,800)	Cogent Communications Holdings, Inc.	(97,830)
	Electrical Equipment — (0.7)%
(540)	Rockwell Automation, Inc.	(133,747)
(11,000)	Sunrun, Inc.[2]	(75,790)
		(209,537)
	Electronic Equipment, Instruments & Components — (0.9)%
(1,980)	Cognex Corp.	(54,054)
(1,900)	PAR Technology Corp.[2]	(110,960)
(6,920)	Vishay Intertechnology, Inc.	(89,891)
		(254,905)
	Energy Equipment & Services — (0.2)%
(1,800)	Tidewater, Inc.[2]	(65,142)
	Entertainment — (1.9)%
(2,820)	Liberty Media Corp.-Liberty Live Class C2	(201,658)
(720)	Madison Square Garden Sports Corp.[2]	(138,651)
(900)	Take-Two Interactive Software, Inc.[2]	(209,988)
		(550,297)
	Financial Services — (1.6)%
(900)	Federal Agricultural Mortgage Corp. Class C	(157,797)
(1,300)	PennyMac Financial Services, Inc.	(126,672)
(16,900)	UWM Holdings Corp.	(79,430)
(1,400)	Walker & Dunlop, Inc.	(107,156)
		(471,055)
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Ground Transportation — (0.6)%
(320)	Saia, Inc.[2]	$(78,080)
(1,000)	Uber Technologies, Inc.[2]	(81,010)
		(159,090)
	Health Care REITs — (0.5)%
(8,640)	Healthcare Realty Trust, Inc.	(134,179)
	Hotels, Restaurants & Leisure — (2.2)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(67,466)
(3,800)	DraftKings, Inc. Class A2	(126,502)
(540)	McDonald’s Corp.	(172,611)
(1,880)	Papa John’s International, Inc.	(64,917)
(2,400)	Six Flags Entertainment Corp.	(82,584)
(1,400)	Starbucks Corp.	(112,070)
		(626,150)
	Household Durables — (0.3)%
(1,420)	LGI Homes, Inc.[2]	(77,546)
	Independent Power & Renewable Electricity Producer — (0.4)%
(1,380)	Ormat Technologies, Inc.	(100,188)
	Independent Power Producers & Energy Traders — (0.4)%
(4,200)	Brookfield Renewable Corp.	(119,532)
	Insurance — (2.4)%
(3,160)	Baldwin Insurance Group, Inc.[2]	(131,519)
(1,900)	First American Financial Corp.	(115,539)
(1,700)	Goosehead Insurance, Inc. Class A	(165,257)
(280)	Kinsale Capital Group, Inc.	(121,873)
(1,820)	Loews Corp.	(158,031)
		(692,219)
	Machinery — (0.3)%
(1,620)	Stanley Black & Decker, Inc.	(97,232)
	Metals & Mining — (0.7)%
(720)	Alpha Metallurgical Resources, Inc.[2]	(87,372)
(2,260)	Warrior Met Coal, Inc.	(108,073)
		(195,445)
	Multi-Utilities — (0.5)%
(1,740)	Public Service Enterprise Group, Inc.	(139,078)
	Office REITs — (0.8)%
(8,660)	JBG SMITH Properties	(121,067)
(2,760)	Vornado Realty Trust	(97,373)
		(218,440)
	Oil, Gas & Consumable Fuels — (0.4)%
(6,440)	Sitio Royalties Corp. Class A	(109,222)
	Professional Services — (0.5)%
(520)	Equifax, Inc.	(135,268)
	Software — (0.9)%
(320)	Crowdstrike Holdings, Inc. Class A2	(137,238)
(60)	Fair Isaac Corp.[2]	(119,381)
		(256,619)
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Specialized REITs — (1.1)%
(1,240)	Digital Realty Trust, Inc.	$(199,069)
(3,020)	PotlatchDeltic Corp.	(115,938)
		(315,007)
	Specialty Retail — (1.6)%
(40)	AutoZone, Inc.[2]	(150,504)
(1,520)	Floor & Decor Holdings, Inc. Class A2	(108,589)
(140)	O’Reilly Automotive, Inc.[2]	(198,128)
		(457,221)
	Technology Hardware, Storage & Peripherals — (0.4)%
(580)	Apple, Inc.	(123,250)
	Textiles, Apparel & Luxury Goods — (0.6)%
(1,580)	Oxford Industries, Inc.	(76,788)
(18,400)	Under Armour, Inc. Class C2	(100,096)
		(176,884)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,572,926))	(8,195,578)
TOTAL SHORT INVESTMENTS (Proceeds $(9,572,926))	(28.5)%	$(8,195,578)
TOTAL INVESTMENTS (Cost $20,851,453)	101.2%	$29,162,968
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(352,470)
NET ASSETS	100.0%	$28,810,498

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $9,958,249.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 2.4%
28,764	RTX Corp.	$3,628,003
	Banks — 5.3%
20,031	JPMorgan Chase & Co.	4,899,983
19,476	PNC Financial Services Group, Inc.	3,129,599
		8,029,582
	Beverages — 1.3%
15,249	PepsiCo, Inc.	2,067,459
	Broadline Retail — 2.6%
21,132	Amazon.com, Inc.[1]	3,897,163
	Capital Markets — 3.9%
25,805	Charles Schwab Corp.	2,100,527
22,926	Intercontinental Exchange, Inc.	3,850,880
		5,951,407
	Chemicals — 1.6%
22,842	PPG Industries, Inc.	2,486,580
	Communications Equipment — 2.6%
69,834	Cisco Systems, Inc.	4,031,517
	Construction Materials — 2.9%
8,324	Martin Marietta Materials, Inc.	4,361,610
	Electrical Equipment — 2.4%
21,314	AMETEK, Inc.	3,614,428
	Electronic Equipment, Instruments & Components — 4.4%
86,440	Amphenol Corp. Class A	6,651,558
	Financial Services — 6.2%
28,430	Global Payments, Inc.	2,169,493
13,263	Mastercard, Inc. Class A	7,268,920
		9,438,413
	Ground Transportation — 3.6%
17,444	Old Dominion Freight Line, Inc.	2,673,816
13,065	Union Pacific Corp.	2,817,598
		5,491,414
	Health Care Equipment & Supplies — 3.8%
29,766	Abbott Laboratories	3,891,905
5,233	Stryker Corp.	1,956,723
		5,848,628
	Health Care Providers & Services — 4.0%
14,452	Labcorp Holdings, Inc.	3,483,077
6,393	UnitedHealth Group, Inc.	2,630,336
		6,113,413
	Hotels, Restaurants & Leisure — 6.4%
1,283	Booking Holdings, Inc.	6,542,376
21,386	Yum! Brands, Inc.	3,217,310
		9,759,686
	Household Products — 1.5%
22,443	Church & Dwight Co., Inc.	2,229,488
	Insurance — 2.0%
10,566	Chubb Ltd.	3,022,721
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Service — 6.0%
56,418	Alphabet, Inc. Class C	$9,077,092
	IT Services — 3.8%
8,872	Accenture PLC Class A	2,654,059
7,594	Gartner, Inc.[1]	3,197,681
		5,851,740
	Life Sciences Tools & Services — 4.3%
22,475	IQVIA Holdings, Inc.[1]	3,485,198
7,131	Thermo Fisher Scientific, Inc.	3,059,199
		6,544,397
	Machinery — 2.4%
5,935	Parker-Hannifin Corp.	3,591,031
	Media — 1.7%
73,833	Comcast Corp. Class A	2,525,089
	Oil, Gas & Consumable Fuels — 2.3%
25,553	Chevron Corp.	3,476,741
	Pharmaceuticals — 1.9%
3,171	Eli Lilly & Co.	2,850,571
	Software — 10.8%
10,263	Adobe, Inc.[1]	3,848,420
20,930	Microsoft Corp.	8,272,792
30,723	Oracle Corp.	4,323,340
		16,444,552
	Specialty Retail — 5.3%
5,404	Home Depot, Inc.	1,948,088
15,860	Ross Stores, Inc.	2,204,540
9,825	Ulta Beauty, Inc.[1]	3,887,163
		8,039,791
	Technology Hardware, Storage & Peripherals — 4.5%
32,266	Apple, Inc.	6,856,525
	TOTAL COMMON STOCKS (Cost $66,401,441)	151,880,599
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$310,716	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $310,728, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $329,300, coupon rate of 0.625%, due 7/31/26, market value of $316,981)	310,716
	TOTAL REPURCHASE AGREEMENT (Cost $310,716)	310,716
TOTAL INVESTMENTS (Cost $66,712,157)	100.1%	$152,191,315
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(182,996)
NET ASSETS	100.0%	$152,008,319

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.7%
	Automobile Components — 0.8%
110,668	LCI Industries	$8,530,289
	Banks — 11.3%
280,586	Ameris Bancorp	16,442,340
418,835	BankUnited, Inc.	13,700,093
378,311	Cathay General Bancorp	15,771,785
281,540	First Merchants Corp.	10,034,086
1,223,390	FNB Corp.	16,014,175
295,368	Hancock Whitney Corp.	15,385,719
668,566	OceanFirst Financial Corp.	11,071,453
268,876	Western Alliance Bancorp	18,743,346
		117,162,997
	Biotechnology — 3.9%
438,206	Alkermes PLC[1]	12,607,186
949,181	Dynavax Technologies Corp.[1,2]	11,152,877
270,512	Halozyme Therapeutics, Inc.[1]	16,614,847
		40,374,910
	Building Products — 2.3%
882,616	Hayward Holdings, Inc.[1]	11,765,271
1,804,339	Janus International Group, Inc.[1,2]	12,413,853
		24,179,124
	Capital Markets — 4.9%
63,532	Evercore, Inc. Class A	13,042,484
196,877	Stifel Financial Corp.	16,870,390
343,210	Virtu Financial, Inc. Class A	13,436,672
50,781	Virtus Investment Partners, Inc.	7,799,454
		51,149,000
	Chemicals — 0.9%
167,226	Ashland, Inc.	9,095,422
	Commercial Services & Supplies — 1.2%
139,362	Brink’s Co.	12,436,665
	Construction & Engineering — 3.0%
176,477	Arcosa, Inc.	14,130,514
103,604	Dycom Industries, Inc.[1]	17,358,850
		31,489,364
	Consumer Staples Distribution & Retail — 1.3%
810,353	Grocery Outlet Holding Corp.[1,2]	13,605,827
	Containers & Packaging — 2.6%
524,388	Graphic Packaging Holding Co.[2]	13,272,261
273,885	Silgan Holdings, Inc.[2]	14,146,160
		27,418,421
	Diversified Consumer Services — 1.2%
311,504	Frontdoor, Inc.[1]	12,805,929
	Electric Utilities — 1.1%
263,886	Portland General Electric Co.	11,114,878
	Electrical Equipment — 2.1%
143,643	EnerSys	12,439,484
445,889	Sensata Technologies Holding PLC	9,542,024
		21,981,508
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.4%
718,188	TTM Technologies, Inc.[1]	$14,378,124
	Energy Equipment & Services — 1.4%
353,287	Helmerich & Payne, Inc.	6,673,591
690,425	Liberty Energy, Inc.	7,939,888
		14,613,479
	Financial Services — 2.5%
126,382	Euronet Worldwide, Inc.[1]	12,524,456
415,596	Radian Group, Inc.	13,274,136
		25,798,592
	Food Products — 1.0%
591,827	Flowers Foods, Inc.	10,410,237
	Gas Utilities — 2.4%
242,463	New Jersey Resources Corp.	11,866,139
313,866	Northwest Natural Holding Co.	13,527,625
		25,393,764
	Health Care Equipment & Supplies — 3.3%
180,979	CONMED Corp.[2]	8,887,879
149,590	Globus Medical, Inc. Class A1	10,736,074
632,740	Integra LifeSciences Holdings Corp.[1]	10,370,609
891,270	Neogen Corp.[1,2]	4,500,913
		34,495,475
	Health Care Providers & Services — 2.3%
205,159	HealthEquity, Inc.[1]	17,586,229
1,002,167	NeoGenomics, Inc.[1]	6,408,858
		23,995,087
	Health Care Technology — 2.3%
1,039,237	Certara, Inc.[1,2]	14,403,825
1,005,965	Evolent Health, Inc. Class A1,2	9,918,815
		24,322,640
	Hotel & Resort REITs — 0.9%
1,330,530	RLJ Lodging Trust	9,327,015
	Hotels, Restaurants & Leisure — 1.3%
193,425	Boyd Gaming Corp.	13,373,405
	Household Durables — 2.7%
213,484	Helen of Troy Ltd.[1]	5,947,664
289,195	La-Z-Boy, Inc.[2]	11,423,203
341,207	Tri Pointe Homes, Inc.[1]	10,492,115
		27,862,982
	Household Products — 1.0%
392,685	Energizer Holdings, Inc.	10,618,202
	Industrial REITs — 1.1%
359,942	STAG Industrial, Inc.	11,888,884
	Interactive Media & Services — 1.9%
452,693	Cargurus, Inc.[1,2]	12,657,296
220,696	Ziff Davis, Inc.[1]	6,517,153
		19,174,449
	IT Services — 3.0%
153,738	ASGN, Inc.[1]	7,745,321
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
421,041	DigitalOcean Holdings, Inc.[1]	$13,010,167
635,638	DXC Technology Co.[1]	9,865,102
		30,620,590
	Leisure Equipment & Products — 0.9%
324,872	YETI Holdings, Inc.[1,2]	9,275,096
	Life Sciences Tools & Services — 1.4%
129,748	Mesa Laboratories, Inc.	14,953,458
	Machinery — 0.9%
470,880	Hillenbrand, Inc.	9,525,902
	Media — 1.1%
72,592	Nexstar Media Group, Inc.[2]	10,864,119
	Multi-Utilities — 1.2%
199,669	Black Hills Corp.	12,159,842
	Office REITs — 0.9%
1,520,898	Piedmont Office Realty Trust, Inc. Class A	8,988,507
	Oil, Gas & Consumable Fuels — 3.8%
355,851	CNX Resources Corp.[1,2]	10,472,695
572,242	Sitio Royalties Corp. Class A2	9,705,224
354,230	SM Energy Co.	8,072,902
438,726	World Kinect Corp.[2]	11,007,635
		39,258,456
	Pharmaceuticals — 1.9%
245,701	Prestige Consumer Healthcare, Inc.[1]	19,958,292
	Professional Services — 4.3%
42,584	CACI International, Inc. Class A1,2	19,497,936
171,023	Korn Ferry	10,552,119
665,024	Verra Mobility Corp.[1]	14,497,523
		44,547,578
	Real Estate Management & Development — 1.0%
1,104,999	Cushman & Wakefield PLC[1]	10,353,841
	Semiconductors & Semiconductor Equipment — 2.1%
219,478	Diodes, Inc.[1]	8,427,955
264,689	Rambus, Inc.[1]	12,914,177
		21,342,132
	Software — 7.1%
295,238	Braze, Inc. Class A1	9,190,759
68,993	Commvault Systems, Inc.[1]	11,530,800
301,895	Five9, Inc.[1,2]	7,589,639
631,174	PagerDuty, Inc.[1,2]	9,789,509
225,663	Progress Software Corp.[2]	13,530,754
83,344	SPS Commerce, Inc.[1]	11,960,697
549,459	Verint Systems, Inc.[1]	9,692,457
		73,284,615
	Specialty Retail — 4.4%
214,901	Academy Sports & Outdoors, Inc.[2]	8,097,470
68,997	Asbury Automotive Group, Inc.[1,2]	15,051,005
567,485	Foot Locker, Inc.[1,2]	6,963,041
467,431	Valvoline, Inc.[1]	16,014,186
		46,125,702
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 2.6%
119,094	Boise Cascade Co.	$11,109,088
98,641	WESCO International, Inc.[2]	16,074,538
		27,183,626
	TOTAL COMMON STOCKS (Cost $941,017,444)	1,025,438,425
Face Amount
REPURCHASE AGREEMENT* — 0.0%
$161,400	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $161,406, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $171,100, coupon rate of 0.625%, due 7/31/26, market value of $164,744)	161,400
	TOTAL REPURCHASE AGREEMENT (Cost $161,400)	161,400
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.9%
72,239,636	State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%[3]	72,239,636
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $72,239,636)	72,239,636
TOTAL INVESTMENTS (Cost $1,013,418,480)	105.6%	$1,097,839,461
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.6)	(58,606,759)
NET ASSETS	100.0%	$1,039,232,702

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 2.6%
2,919	RTX Corp.	$368,173
	Banks — 5.4%
2,045	JPMorgan Chase & Co.	500,248
1,550	PNC Financial Services Group, Inc.	249,069
		749,317
	Beverages — 1.7%
1,740	PepsiCo, Inc.	235,909
	Biotechnology — 2.3%
1,094	Amgen, Inc.	318,266
	Capital Markets — 9.1%
720	Ameriprise Financial, Inc.	339,135
229	Blackrock, Inc.	209,366
4,513	Charles Schwab Corp.	367,358
2,989	Morgan Stanley	344,990
		1,260,849
	Chemicals — 4.3%
1,133	Air Products & Chemicals, Inc.	307,145
2,665	PPG Industries, Inc.	290,112
		597,257
	Communications Equipment — 2.9%
7,027	Cisco Systems, Inc.	405,669
	Distributors — 1.3%
1,567	Genuine Parts Co.	184,201
	Electric Utilities — 2.7%
7,865	Exelon Corp.	368,869
	Electrical Equipment — 2.1%
976	Eaton Corp. PLC	287,305
	Electronic Equipment, Instruments & Components — 2.6%
2,491	TE Connectivity PLC	364,633
	Financial Services — 3.0%
5,316	Fidelity National Information Services, Inc.	419,326
	Food Products — 1.7%
3,442	Mondelez International, Inc. Class A	234,503
	Ground Transportation — 2.5%
1,603	Union Pacific Corp.	345,703
	Health Care Equipment & Supplies — 6.7%
2,870	Abbott Laboratories	375,253
1,349	Becton Dickinson & Co.	279,364
3,167	Medtronic PLC	268,435
		923,052
	Health Care Providers & Services — 2.9%
2,236	Quest Diagnostics, Inc.	398,500
	Hotels, Restaurants & Leisure — 4.5%
1,213	McDonald’s Corp.	387,736
2,885	Starbucks Corp.	230,944
		618,680
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.8%
1,547	Procter & Gamble Co.	$251,496
	Insurance — 5.2%
2,340	Allstate Corp.	464,232
714	Everest Group Ltd.	256,205
		720,437
	IT Services — 1.9%
866	Accenture PLC Class A	259,064
	Machinery — 4.2%
898	Illinois Tool Works, Inc.	215,439
1,168	Snap-on, Inc.	366,530
		581,969
	Media — 3.1%
7,170	Comcast Corp. Class A	245,214
2,354	Omnicom Group, Inc.	179,281
		424,495
	Multi-Utilities — 3.0%
3,014	DTE Energy Co.	412,918
	Oil, Gas & Consumable Fuels — 3.7%
1,981	Chevron Corp.	269,535
2,400	Phillips 66	249,744
		519,279
	Personal Care Products — 2.2%
12,727	Kenvue, Inc.	300,357
	Pharmaceuticals — 3.5%
4,715	Bristol-Myers Squibb Co.	236,693
1,560	Johnson & Johnson	243,844
		480,537
	Professional Services — 2.1%
2,019	Paychex, Inc.	297,035
	Semiconductors & Semiconductor Equipment — 2.2%
1,909	Texas Instruments, Inc.	305,535
	Software — 2.0%
1,982	Oracle Corp.	278,907
	Specialty Retail — 3.2%
672	Home Depot, Inc.	242,249
1,408	Ross Stores, Inc.	195,712
		437,961
	Technology Hardware, Storage & Peripherals — 1.9%
2,917	NetApp, Inc.	261,801
	Trading Companies & Distributors — 1.6%
1,350	Ferguson Enterprises, Inc.	229,041
	TOTAL COMMON STOCKS (Cost $9,273,419)	13,841,044
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.1%
$11,620	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $11,621, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $12,400, coupon rate of 0.625%, due 7/31/26, market value of $12,018)	$11,620
TOTAL REPURCHASE AGREEMENT (Cost $11,620)		11,620
TOTAL INVESTMENTS (Cost $9,285,039)	100.0%	$13,852,664
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	1,913
NET ASSETS	100.0%	$13,854,577

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 5.4%
22,100	SPDR S&P 500 ETF Trust[1]	$12,255,334
30,000	Vanguard S&P 500 ETF[1]	15,292,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	27,547,534
Face Amount
U.S. TREASURY BILLS* — 15.8%
$42,600,000	U.S. Treasury Bill, 4.272% due 08/7/25[1]	42,115,056
39,000,000	U.S. Treasury Bill, 4.115% due 10/9/25[1]	38,290,735
	TOTAL U.S. TREASURY BILLS (Cost $80,418,677)	80,405,791
REPURCHASE AGREEMENT* — 0.9%
4,751,124	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $4,751,303, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $4,765,000, coupon rate of 4.375%, due 7/31/26, market value of $4,846,295)	4,751,124
	TOTAL REPURCHASE AGREEMENT (Cost $4,751,124)	4,751,124
TOTAL PURCHASED OPTIONS (#) (Cost $435,913,180)	83.5%	425,628,450
TOTAL INVESTMENTS (Cost $527,513,590)	105.6%	$538,332,899
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.6)	(28,654,208)
NET ASSETS[2]	100.0%	$509,678,691

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Cash in the amount of $1,533,825 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	06/20/25	USD	4,030	$2,244,331,180	$259,189,450	$295,939,620	$(36,750,170)
PUTS:
S&P 500 Index	OCC**	6,000.00	06/20/25	USD	4,030	2,244,331,180	166,439,000	139,973,560	26,465,440
TOTAL PURCHASED OPTIONS						$4,488,662,360	$425,628,450	$435,913,180	$(10,284,730)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	6,000.00	06/20/25	USD	4,030	2,244,331,180	(8,483,150)	(21,191,790)	12,708,640
PUTS:
S&P 500 Index	OCC**	5,265.00	05/16/25	USD	70	38,983,420	(188,650)	(1,233,265)	1,044,615
S&P 500 Index	OCC**	5,300.00	05/16/25	USD	70	38,983,420	(218,750)	(1,463,865)	1,245,115
S&P 500 Index	OCC**	5,400.00	05/16/25	USD	375	208,839,750	(1,768,125)	(7,541,562)	5,773,437
S&P 500 Index	OCC**	5,500.00	05/16/25	USD	339	188,791,134	(2,401,815)	(9,250,364)	6,848,549
S&P 500 Index	OCC**	5,000.00	06/20/25	USD	4,030	2,244,331,180	(16,926,000)	(16,203,420)	(722,580)
TOTAL PUTS						$2,719,928,904	$(21,503,340)	$(35,692,476)	$14,189,136
TOTAL WRITTEN OPTIONS						$4,964,260,084	$(29,986,490)	$(56,884,266)	$26,897,776

**	The Options Clearing Corp
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2025 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 42.0%
64,400	iShares MSCI Emerging Markets ETF	$2,818,144
40,000	Vanguard FTSE All-World ex-U.S. ETF	2,493,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,956,767)	5,311,744
Face Amount
U.S. TREASURY BILL* — 3.4%
$440,000	U.S. Treasury Bill, 4.272% due 08/7/25[1]	434,991
	TOTAL U.S. TREASURY BILL (Cost $434,961)	434,991
REPURCHASE AGREEMENT* — 0.3%
35,385	With Fixed Income Clearing Corp., dated 4/30/25, 1.36%, principal and interest in the amount of $35,386, due 5/1/25, (collateralized by a U.S. Treasury Note with a par value of $37,500, coupon rate of 0.625%, due 7/31/26, market value of $36,096)	35,385
	TOTAL REPURCHASE AGREEMENT (Cost $35,385)	35,385
TOTAL PURCHASED OPTIONS (#) (Cost $7,569,800)	58.5%	7,393,050
TOTAL INVESTMENTS (Cost $12,996,913)	104.2%	$13,175,170
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(527,819)
NET ASSETS[2]	100.0%	$12,647,351

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Cash in the amount of $41,971 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2025 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	06/20/25	USD	70	$38,983,420	$4,502,050	$5,135,620	$(633,570)
PUTS:
S&P 500 Index	OCC**	6,000.00	06/20/25	USD	70	38,983,420	2,891,000	2,434,180	456,820
TOTAL PURCHASED OPTIONS						$77,966,840	$7,393,050	$7,569,800	$(176,750)
WRITTEN OPTIONS
CALLS:
iShares MSCI Emerging Markets ETF	OCC**	45.00	05/16/25	USD	200	875,200	(5,100)	(6,700)	1,600
S&P 500 Index	OCC**	6,000.00	06/20/25	USD	70	38,983,420	(147,350)	(366,170)	218,820
TOTAL CALLS						$39,858,620	$(152,450)	$(372,870)	$220,420
PUTS:
Russell 2000 Index	OCC**	2,050.00	05/16/25	USD	5	982,060	(48,675)	(92,485)	43,810
S&P 500 Index	OCC**	5,500.00	05/16/25	USD	11	6,125,966	(77,935)	(300,150)	222,215
S&P 500 Index	OCC**	5,000.00	06/20/25	USD	70	38,983,420	(294,000)	(281,400)	(12,600)
TOTAL PUTS						$46,091,446	$(420,610)	$(674,035)	$253,425
TOTAL WRITTEN OPTIONS						$85,950,066	$(573,060)	$(1,046,905)	$473,845

**	The Options Clearing Corp
See Notes to Financial Statements.
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Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2025, The Glenmede Fund, Inc. (the “Fund”) offers shares in fourteen portfolios: the Disciplined U.S. Equity Portfolio (formerly known as Quantitative U.S. Large Cap Core Equity Portfolio), the Disciplined U.S. Growth Equity Portfolio (formerly known as Quantitative U.S. Large Cap Growth Equity Portfolio), the Disciplined U.S. Value Equity Portfolio (formerly known as Quantitative U.S. Large Cap Value Equity Portfolio), the Disciplined U.S. Small Cap Equity Portfolio (formerly known as Quantitative U.S. Small Cap Equity Portfolio), the Disciplined International Equity Portfolio (formerly known as Quantitative International Equity Portfolio), the Environmental Accountability Portfolio, the Women in Leadership U.S. Equity Portfolio, the Long/Short Equity Portfolio (formerly known as Quantitative U.S. Long/Short Equity Portfolio), the Total Market Plus Equity Portfolio (formerly known as Quantitative U.S. Total Market Equity Portfolio), the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio and the Global Secured Options Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Disciplined U.S. Equity Portfolio and the Disciplined U.S. Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Long/Short Equity Portfolio commenced operations on September 13, 2019. The Responsible ESG U.S. Equity Portfolio changed its name to the Environmental Accountability Portfolio effective October 7, 2024. The Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio changed its name to the Disciplined U.S. Equity Portfolio, the Disciplined U.S. Growth Equity Portfolio, the Disciplined U.S. Value Equity Portfolio, the Disciplined U.S. Small Cap Equity Portfolio, the Disciplined International Equity Portfolio, the Long/Short Equity Portfolio and the Total Market Plus Equity Portfolio effective February 28, 2025.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946") - "Investment Companies”. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available, are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. Exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
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Notes to Financial Statements (Unaudited) — (Continued)
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at April 30, 2025.
The Portfolios had no Level 3 transfers during six months ended April 30, 2025.
The following is a summary of the inputs used as of April 30, 2025 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$27,547,534	$—	$—	$27,547,534
U.S. Treasury Bills	—	80,405,791	—	80,405,791
Repurchase Agreement	—	4,751,124	—	4,751,124
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Purchased Options
Calls	$—	$259,189,450	$—	$259,189,450
Puts	—	166,439,000	—	166,439,000
Total Purchased Options	—	425,628,450	—	425,628,450
Total Investments	27,547,534	510,785,365	—	538,332,899
Total	$27,547,534	$510,785,365	$—	$538,332,899
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(8,483,150)	$—	$(8,483,150)
Puts	—	(21,503,340)	—	(21,503,340)
Total Written Options	—	(29,986,490)	—	(29,986,490)
Total	$—	$(29,986,490)	$—	$(29,986,490)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$5,311,744	$—	$—	$5,311,744
U.S. Treasury Bill	—	434,991	—	434,991
Repurchase Agreement	—	35,385	—	35,385
Purchased Options
Calls	—	4,502,050	—	4,502,050
Puts	—	2,891,000	—	2,891,000
Total Purchased Options	—	7,393,050	—	7,393,050
Total Investments	5,311,744	7,863,426	—	13,175,170
Total	$5,311,744	$7,863,426	$—	$13,175,170
95

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Notes to Financial Statements (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(152,450)	$—	$(152,450)
Puts	—	(420,610)	—	(420,610)
Total Written Options	—	(573,060)	—	(573,060)
Total	$—	$(573,060)	$—	$(573,060)
Banking Impairment or Failure:  The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation ("FDIC") protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2025 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of April 30, 2025, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Disciplined U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,385,725	$(1,385,725)	$—	$—	$—
Disciplined U.S. Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$6,811,478	$(6,811,478)	$—	$—	$—
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Notes to Financial Statements (Unaudited) — (Continued)
Disciplined U.S. Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$15,207	$(15,207)	$—	$—	$—
Disciplined U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$21,567	$(21,567)	$—	$—	$—
Disciplined International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$153,011	$(153,011)	$—	$—	$—
Environmental Accountability Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$74,020	$(74,020)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$19,025	$(19,025)	$—	$—	$—
Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$971,185	$(971,185)	$—	$—	$—
Total Market Plus Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$55,062	$(55,062)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$310,716	$(310,716)	$—	$—	$—
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Notes to Financial Statements (Unaudited) — (Continued)
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$161,400	$(161,400)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$11,620	$(11,620)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,751,124	$(4,751,124)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$35,385	$(35,385)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of April 30, 2025. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash includes deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less at times may exceed federally insured limits.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Disciplined International Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Foreign Taxes:  Tax reclaims receivable, if any, are recorded based upon the Portfolio’s interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Portfolio’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.
98

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Notes to Financial Statements (Unaudited) — (Continued)
Options Transactions:  The Strategic Equity Portfolio, Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2025. During the six months ended April 30, 2025, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of April 30, 2025, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $1,533,825 and $41,971, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $104,401,109 and $296,585 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio, some or all of the cash collateral may be used to finance short sales and neither has utilized it yet. During the six months ended April 30, 2025, the cash collateral received by the Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Total Market Plus Equity Portfolio and Small Cap Equity Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 7. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only their proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2025.
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Notes to Financial Statements (Unaudited) — (Continued)
Securities Sold Short:  The Long/Short Equity Portfolio and Total Market Plus Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into). As of April 30, 2025, the Long/Short Equity Portfolio pledged cash in the amount of $29,838,675 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities and is considered restricted cash for purposes of the Statement of Cash Flows. The Long/Short Equity Portfolio and Total Market Plus Equity Portfolio also pledged securities in the amount of $6,670,108, and $9,958,249, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Portfolios are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on
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Notes to Financial Statements (Unaudited) — (Continued)
de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2024, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Global Secured Options Portfolio*	$4,861,326	$1,471,257
During the fiscal year ended October 31, 2024, the following Portfolios utilized capital loss carryforwards:
Disciplined U.S. Small Cap Equity Portfolio	$6,994
Disciplined International Equity Portfolio	1,124,253
Secured Options Portfolio	1,555,557
Global Secured Options Portfolio	61,766
* Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
As of October 31, 2024, the tax year end of the Fund, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Portfolio	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings/ (Accumulated Losses)
Disciplined U.S. Equity Portfolio	$640,240	$129,914,447	$152,747,001	$—	$—	$283,301,688
Disciplined U.S. Growth Equity Portfolio	17,703,061	418,747,989	423,555,848	—	—	860,006,898
Disciplined U.S. Value Equity Portfolio	1,333	219,472	375,588	—	—	596,393
Disciplined U.S. Small Cap Equity Portfolio	7,312	204,106	427,209	—	—	638,627
Disciplined International Equity Portfolio	77,521	1,471,373	3,102,468	—	—	4,651,362
Environmental Accountability Portfolio	12,126	2,681,524	4,880,512	—	—	7,574,162
Women in Leadership U.S. Equity Portfolio	15,724	2,681,449	4,810,472	—	—	7,507,645
Long/Short Equity Portfolio	10,491	3,939,760	18,749,529	—	—	22,699,780
Total Market Plus Equity Portfolio	—	4,497,724	14,046,335	—	—	18,544,059
Strategic Equity Portfolio	266,164	17,758,627	107,001,382	—	—	125,026,173
Small Cap Equity Portfolio	1,151,041	45,675,551	306,918,334	—	—	353,744,926
Equity Income Portfolio	30,102	1,259,187	6,413,412	—	—	7,702,701
Secured Options Portfolio	28,966,546	37,825,280	21,876,377	(2,359)	—	88,665,844
Global Secured Options Portfolio	1,309,119	2,374,223	(85,317)	—	(6,332,583)(a)	(2,734,558)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and nontaxable dividends received from investments.
(a) Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
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Notes to Financial Statements (Unaudited) — (Continued)
The tax character of distributions paid during the fiscal year ended October 31, 2024, was as follows:
Portfolio	Ordinary Income	Long-Term Gains
Disciplined U.S. Equity Portfolio	$7,313,178	$55,072,851
Disciplined U.S. Growth Equity Portfolio	541,790	99,590,892
Disciplined U.S. Value Equity Portfolio	36,284	10,864
Disciplined U.S. Small Cap Equity Portfolio	11,116	—
Disciplined International Equity Portfolio	846,783	—
Environmental Accountability Portfolio	222,629	1,832,904
Women in Leadership U.S. Equity Portfolio	206,672	903,620
Long/Short Equity Portfolio	1,257,965	3,870,988
Total Market Plus Equity Portfolio	73,376	1,980,533
Strategic Equity Portfolio	998,872	28,822,434
Small Cap Equity Portfolio	5,311,547	78,475,377
Equity Income Portfolio	333,140	1,044,552
Secured Options Portfolio	2,591,317	—
Global Secured Options Portfolio	346,513	232,951
For the fiscal year ended October 31, 2024, permanent differences between financial and tax reporting related primarily to tax equalization was identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Disciplined U.S. Equity Portfolio	$(26,659,060)	$26,659,060
Disciplined U.S. Growth Equity Portfolio	(70,679,536)	70,679,536
Disciplined U.S. Small Cap Equity Portfolio	537	(537)
Disciplined International Equity Portfolio	(89,912)	89,912
Environmental Accountability Portfolio	(201,283)	201,283
Women in Leadership U.S. Equity Portfolio	(285,770)	285,770
Total Market Plus Equity Portfolio	(527,596)	527,596
Strategic Equity Portfolio	(1,226,124)	1,226,124
Small Cap Equity Portfolio	(446,556)	446,556
Equity Income Portfolio	(121,425)	121,425
Secured Options Portfolio	(5,309,801)	5,309,801
As of April 30, 2025, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Disciplined U.S. Equity Portfolio	$408,674,628	$86,443,429	$(18,680,073)	$67,763,356
Disciplined U.S. Growth Equity Portfolio	880,477,098	347,533,109	(39,382,459)	308,150,650
Disciplined U.S. Value Equity Portfolio	1,856,306	240,788	(103,719)	137,069
Disciplined U.S. Small Cap Equity Portfolio	1,881,199	303,245	(224,615)	78,630
Disciplined International Equity Portfolio	31,719,784	4,863,180	(415,787)	4,447,393
Environmental Accountability Portfolio	18,710,384	3,132,088	(813,746)	2,318,342
Women in Leadership U.S. Equity Portfolio	17,693,621	2,773,289	(726,209)	2,047,080
Long/Short Equity Portfolio	(2,091,736)	17,917,279	(1,673,263)	16,244,016
Total Market Plus Equity Portfolio	20,917,760	10,006,178	(1,760,970)	8,245,208
Strategic Equity Portfolio	66,849,473	87,306,314	(1,964,472)	85,341,842
Small Cap Equity Portfolio	1,033,969,523	241,109,782	(177,239,844)	63,869,938
Equity Income Portfolio	9,346,336	4,706,951	(200,623)	4,506,328
Secured Options Portfolio	487,243,960	21,115,335	(12,886)	21,102,449
Global Secured Options Portfolio	12,245,513	356,597	—	356,597
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
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Notes to Financial Statements (Unaudited) — (Continued)
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2025 and during the six months then ended, the Secured Options Portfolio and Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$425,628,450	$425,628,450
Total Value	$425,628,450	$425,628,450
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(29,986,490)	$(29,986,490)
Total Value	$(29,986,490)	$(29,986,490)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(135,773,867)	$(135,773,867)
Options Written[4]	117,086,143	117,086,143
Total Realized Gain (Loss)	$(18,687,724)	$(18,687,724)
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(36,855,686)	$(36,855,686)
Options Written[6]	50,474,356	50,474,356
Total Change in Unrealized Appreciation (Depreciation)	$13,618,670	$13,618,670
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	7,855	7,855
Options Written[7]	(8,628)	(8,628)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$7,393,050	$7,393,050
Total Value	$7,393,050	$7,393,050
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Notes to Financial Statements (Unaudited) — (Continued)
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(573,060)	$(573,060)
Total Value	$(573,060)	$(573,060)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(2,380,663)	$(2,380,663)
Options Written[4]	2,445,336	2,445,336
Total Realized Gain (Loss)	$64,673	$64,673
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(235,040)	$(235,040)
Options Written[6]	488,241	488,241
Total Change in Unrealized Appreciation (Depreciation)	$253,201	$253,201
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	145	145
Options Written[7]	(601)	(601)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on written options.
[7]	Amount(s) disclosed represent average contracts outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the period ended April 30, 2025.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolios pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Disciplined U.S. Equity Portfolio	0.55%
Disciplined U.S. Growth Equity Portfolio	0.55%
Disciplined U.S. Value Equity Portfolio	0.55%(1)
Disciplined U.S. Small Cap Equity Portfolio	0.55%(1)
Disciplined International Equity Portfolio	0.75%(2)
Environmental Accountability Portfolio	0.55%(1)
Women in Leadership U.S. Equity Portfolio	0.55%(1)
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Notes to Financial Statements (Unaudited) — (Continued)
Fund Name	Management Fee on Net Assets
Long/Short Equity Portfolio	1.20%(3)
Total Market Plus Equity Portfolio	1.20%(3)
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%(1)
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%(2)
(1) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio and Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(2) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Disciplined International Equity Portfolio’s and the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(3) The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Long/Short Equity and Total Market Plus Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Total Market Plus Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Disciplined U.S. Equity Portfolio (Advisor Class)	0.20%
Disciplined U.S. Growth Equity Portfolio (Advisor Class)	0.20%
Disciplined U.S. Value Equity Portfolio	0.20%
Disciplined U.S. Small Cap Equity Portfolio	0.20%
Disciplined International Equity Portfolio	0.25%
Environmental Accountability Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Long/Short Equity Portfolio (Advisor Class)	0.20%
Total Market Plus Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios, plus
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Notes to Financial Statements (Unaudited) — (Continued)
transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
ACA Group/Foreside Fund Officer Services, LLC ("ACA Group") is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the six months ended April 30, 2025 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
4.  Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Disciplined U.S. Equity Portfolio	$145,899,373	$338,491,828
Disciplined U.S. Growth Equity Portfolio	282,771,718	596,088,274
Disciplined U.S. Value Equity Portfolio	973,191	935,720
Disciplined U.S. Small Cap Equity Portfolio	1,022,212	1,066,646
Disciplined International Equity Portfolio	20,639,944	13,873,927
Environmental Accountability Portfolio	9,568,022	10,857,586
Women in Leadership U.S. Equity Portfolio	11,264,499	13,484,036
Long/Short Equity Portfolio	37,722,917	40,086,062
Total Market Plus Equity Portfolio	18,849,646	25,765,217
Strategic Equity Portfolio	8,421,747	29,022,898
Small Cap Equity Portfolio	196,581,925	249,554,962
Equity Income Portfolio	1,257,468	5,420,132
Secured Options Portfolio	—	—
Global Secured Options Portfolio	8,714,250	3,459,469
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Disciplined U.S. Equity Portfolio — Advisor
Sold	346,034	$7,211,776	1,178,287	$27,178,866
Issued as reinvestment of dividends	5,152,457	107,823,340	2,414,364	53,748,657
Redeemed	(8,354,267)	(179,005,281)	(11,552,110)	(273,111,652)
Net Decrease	(2,855,776)	$(63,970,165)	(7,959,459)	$(192,184,129)
Disciplined U.S. Equity Portfolio — Institutional
Sold	175,936	$3,895,071	688,781	$16,249,059
Issued as reinvestment of dividends	460,724	9,634,088	155,163	3,471,218
Redeemed	(641,550)	(13,703,128)	(784,965)	(18,358,898)
Net Increase (Decrease)	(4,890)	$(173,969)	58,979	$1,361,379
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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Disciplined U.S. Growth Equity Portfolio — Advisor
Sold	2,230,624	$65,527,422	1,395,380	$45,806,077
Issued as reinvestment of dividends	11,661,531	325,706,552	1,729,934	53,316,552
Redeemed	(9,747,725)	(277,003,469)	(8,094,328)	(268,273,196)
Net Increase (Decrease)	4,144,430	$114,230,505	(4,969,014)	$(169,150,567)
Disciplined U.S. Growth Equity Portfolio — Institutional
Sold	793,755	$23,425,239	2,338,507	$77,614,550
Issued as reinvestment of dividends	2,574,103	72,074,889	1,382,795	42,603,922
Redeemed	(2,956,162)	(84,499,498)	(26,897,533)	(835,309,668)
Net Increase (Decrease)	411,696	$11,000,630	(23,176,231)	$(715,091,196)
Disciplined U.S. Value Equity Portfolio
Sold	—	$—	742	$10,000
Issued as reinvestment of dividends	18,252	233,157	3,541	46,515
Net Increase	18,252	$233,157	4,283	$56,515
Disciplined U.S. Small Cap Equity Portfolio
Sold	206	$2,999	17,415	$256,527
Issued as reinvestment of dividends	12,885	190,870	715	10,263
Redeemed	(2,359)	(31,687)	(1)	(23)
Net Increase	10,732	$162,182	18,129	$266,767
Disciplined International Equity Portfolio
Sold	563,140	$9,424,476	14,918	$246,423
Issued as reinvestment of dividends	95,409	1,499,623	17,553	283,691
Redeemed	(167,632)	(2,735,972)	(133,095)	(2,223,505)
Net Increase (Decrease)	490,917	$8,188,127	(100,624)	$(1,693,391)
Environmental Accountability Portfolio
Sold	13,048	$214,803	41,723	$685,250
Issued as reinvestment of dividends	166,671	2,713,907	122,078	1,945,665
Redeemed	(103,120)	(1,652,409)	(234,658)	(3,924,414)
Net Increase (Decrease)	76,599	$1,276,301	(70,857)	$(1,293,499)
Women in Leadership U.S. Equity Portfolio
Sold	82,452	$1,371,232	159,329	$2,607,525
Issued as reinvestment of dividends	171,873	2,726,649	69,355	1,045,633
Redeemed	(235,353)	(3,703,512)	(310,648)	(4,923,903)
Net Increase (Decrease)	18,972	$394,369	(81,964)	$(1,270,745)
Long/Short Equity Portfolio — Advisor
Sold	50,753	$691,766	60,792	$841,226
Issued as reinvestment of dividends	214,853	2,894,100	250,672	3,280,762
Redeemed	(231,666)	(3,199,938)	(557,954)	(7,727,065)
Net Increase (Decrease)	33,940	$385,928	(246,490)	$(3,605,077)
Long/Short Equity Portfolio — Institutional
Sold	8,919	$122,151	43,576	$605,445
Issued as reinvestment of dividends	60,389	819,587	67,823	905,209
Redeemed	(73,599)	(1,005,885)	(65,459)	(908,996)
Net Increase (Decrease)	(4,291)	$(64,147)	45,940	$601,658
Total Market Plus Equity Portfolio
Sold	38,566	$730,296	123,349	$2,322,651
Issued as reinvestment of dividends	236,549	4,466,036	113,366	2,021,486
Redeemed	(410,132)	(7,664,759)	(560,610)	(10,499,876)
Net Decrease	(135,017)	$(2,468,427)	(323,895)	$(6,155,739)
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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Strategic Equity Portfolio
Sold	38,882	$1,087,779	136,019	$3,826,902
Issued as reinvestment of dividends	589,533	16,529,666	1,042,583	27,433,810
Redeemed	(752,420)	(20,550,594)	(1,098,391)	(31,636,355)
Net Increase (Decrease)	(124,005)	$(2,933,149)	80,211	$(375,643)
Small Cap Equity Portfolio — Advisor
Sold	924,071	$30,092,472	1,491,214	$47,877,967
Issued as reinvestment of dividends	482,095	16,575,370	1,060,717	32,928,980
Redeemed	(1,295,247)	(41,247,173)	(3,210,013)	(102,508,167)
Net Increase (Decrease)	110,919	$5,420,669	(658,082)	$(21,701,220)
Small Cap Equity Portfolio — Institutional
Sold	3,079,923	$106,296,718	10,490,822	$357,600,899
Issued as reinvestment of dividends	304,581	11,288,209	591,136	19,788,676
Redeemed	(3,898,858)	(130,790,058)	(6,526,358)	(224,234,485)
Net Increase (Decrease)	(514,354)	$(13,205,131)	4,555,600	$153,155,090
Equity Income Portfolio
Sold	3,616	$58,900	23,645	$364,316
Issued as reinvestment of dividends	75,717	1,128,159	75,161	1,086,668
Redeemed	(272,205)	(4,125,456)	(272,951)	(4,119,507)
Net Decrease	(192,872)	$(2,938,397)	(174,145)	$(2,668,523)
Secured Options Portfolio — Advisor
Sold	69,725	$969,645	303,142	$4,317,340
Issued as reinvestment of dividends	327,622	4,500,824	6,823	96,569
Redeemed	(581,133)	(8,033,398)	(1,789,583)	(25,142,491)
Net Decrease	(183,786)	$(2,562,929)	(1,479,618)	$(20,728,582)
Secured Options Portfolio — Institutional
Sold	6,839,808	$95,918,180	7,423,945	$106,118,540
Issued as reinvestment of dividends	4,278,882	59,881,227	154,105	2,238,904
Redeemed	(13,241,593)	(182,334,034)	(4,876,791)	(70,026,804)
Net Increase (Decrease)	(2,122,903)	$(26,534,627)	2,701,259	$38,330,640
Global Secured Options Portfolio
Sold	500,438	$2,392,625	450,761	$2,357,722
Issued as reinvestment of dividends	81,965	391,786	10,228	52,193
Redeemed	(1,432,857)	(6,942,302)	(1,639,823)	(8,826,690)
Net Decrease	(850,454)	$(4,157,891)	(1,178,834)	$(6,416,775)
As of April 30, 2025, with the exception of the Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Small Cap Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio or class of a Portfolio as of April 30, 2025. The total percentage of the shares of a Portfolio or class of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Disciplined U.S. Equity Portfolio (Advisor Class)	2	46%
Disciplined U.S. Equity Portfolio (Institutional Class)	5	92%
Disciplined U.S. Growth Equity Portfolio (Advisor Class)	3	79%
Disciplined U.S. Growth Equity Portfolio (Institutional Class)	5	90%
Disciplined U.S. Value Equity Portfolio	2	97%
Disciplined U.S. Small Cap Equity Portfolio	2	99%
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Notes to Financial Statements (Unaudited) — (Continued)
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Disciplined International Equity Portfolio	4	42%
Environmental Accountability Portfolio	5	38%
Women in Leadership U.S. Equity Portfolio	6	48%
Long/Short Equity Portfolio (Institutional Class)	4	100%
Total Market Plus Equity Portfolio	2	69%
Small Cap Equity Portfolio (Advisor Class)	3	51%
Small Cap Equity Portfolio (Institutional Class)	3	93%
Equity Income Portfolio	2	20%
Secured Options Portfolio (Advisor Class)	4	53%
Secured Options Portfolio (Institutional Class)	2	94%
Global Secured Options Portfolio	3	99%
6.  Portfolio Investment Risks
In addition to the risks associated with the Portfolios’ accounting polices, each Portfolio may be subject to additional risks related to its investments.
Market Risk (all Portfolios): Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, each Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. A Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Banking Impairment or Failure:  The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
International Conflicts:  International war or conflicts (e.g., Russia’s ongoing war with Ukraine and armed conflict between Israel, Hamas, and other militant groups in the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolios invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolios’ investments may be negatively impacted.  Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolios could be significantly impacted.
Frequent Trading (all Portfolios other than the Strategic Equity Portfolio, Equity Income Portfolio and Small Cap Equity Portfolio): A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect a Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Value Style: The Disciplined U.S. Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio each invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced.  Although each Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, a Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Growth Style:  The Disciplined U.S. Growth Equity Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.
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Notes to Financial Statements (Unaudited) — (Continued)
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Disciplined International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
The Disciplined International Equity Portfolio and Global Secured Options Portfolio each have $304,795 and $32,291, respectively, reclaims receivable (relating to American Depository Receipts) in Germany reflected as assets in their financial statements. They remain unpaid and German tax authorities have not paid any similar reclaims in more than five years. Some other European countries no longer pay such reclaims, and Germany may similarly make a blanket determination that these reclaims are ineligible or otherwise deny these reclaims. As of the date of these financial statements management believes the Portfolios are entitled to these reclaims, however management will continue to evaluate the viability of these claims and the manners in which it may pursue collection, which may result in a partial or complete write-off of the German reclaims.
Emerging Markets:  The Global Secured Options Portfolio may invest to gain exposure to securities of companies located in emerging markets. The risks associated with foreign investments are heightened when investing in emerging markets. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in markets, and the significantly smaller market capitalizations of emerging market issuers. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Central Securities Depositories Regulation:  The Central Securities Depositories Regulation ("CSDR") has introduced measures for the authorization and supervision of European Union Central Security Depositories and set out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and its operational aspects, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails, CSDR measures aim to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as to further incentivize timely settlement by imposing cash penalty fines and buy-ins. The Disciplined International Equity Portfolio may be required to pay cash penalties and may also receive cash penalty payments from certain counterparties in instances where there are settlement fails. At this time, the Advisor believes the adoption of CSDR will not have a material impact to the financial statements.
Small Cap Stocks:  The Disciplined U.S. Small Cap Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio and Small Cap Equity Portfolio may each invest in securities of small cap issuers. The stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Tax Managed Risk (all Portfolios other than the Equity Income Portfolio, Small Cap Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio): The Portfolios may use various investment methods to reduce the impact of Federal and state income taxes on shareholders’ returns.  As a result, a Portfolio may defer the opportunity to realize gains.
Preferred Stock:  The Strategic Equity Portfolio and Equity Income Portfolio may each invest in preferred stock.  Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Dividend Paying Stock:  Income provided by the Equity Income Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.
Strategy Risk:  The application of environmental standards will affect the Environmental Accountability Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor. The Portfolio’s minimum environmental performance standards and the use of negative screening in determining the subset of companies that are eligible as holdings will exclude certain companies that do not meet a minimum environmental score from a third-party environmental data provider, and these companies may, either individually or in the
110

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Notes to Financial Statements (Unaudited) — (Continued)
aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing minimum environmental performance standards will also subject the Portfolio to third party data provider risk.
Third Party Data Providers:  In assessing the eligibility of a company based on environmental research for the Environmental Accountability Portfolio, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.
7.  Lending of Portfolio Securities
As of April 30, 2025, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Disciplined U.S. Growth Equity Portfolio	$15,870,137	$10,184,492	$6,034,322	1.33
Disciplined U.S. Value Equity Portfolio	47,099	—	47,378	2.35
Disciplined U.S. Small Cap Equity Portfolio	114,426	48,209	70,403	5.82
Disciplined International Equity Portfolio	1,569,712	1,631,419	—	4.25
Environmental Accountability Portfolio	379,379	—	381,633	1.80
Women in Leadership U.S. Equity Portfolio	1,122,400	—	1,140,091	5.68
Total Market Plus Equity Portfolio	556,447	329,460	251,190	1.49
Small Cap Equity Portfolio	77,119,921	72,239,636	7,072,783	6.90
All securities on loan as of April 30, 2025 from the Disciplined International Equity Portfolio was collateralized by cash; for the Disciplined U.S. Value Equity Portfolio, Environmental Accountability Portfolio and Women in Leadership U.S. Equity Portfolio were collateralized by U.S. Treasuries; for the Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Total Market Plus Equity Portfolio and Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; all of which have a contractual maturity that is considered overnight and continuous.
8.  Line of Credit
Effective November 5, 2020, the Fund, acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021, November 3, 2022, November 2, 2023 and again on October 31, 2024 and will expire on October 30, 2025, if not renewed. Borrowings under the lines of credit bear interest at rates determined at the time of such borrowings, if any, and are accrued daily and based upon an annualized spread ratio comprised of the higher of the overnight federal funds effective rate or overnight bank funding rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2025 is identified as Interest expense on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the six months ended April 30, 2025, were as follows:
	Amount Outstanding at April 30, 2025	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Disciplined U.S. Equity Portfolio	$—	$6,000,000	1	5.94%	$6,000,000
Disciplined U.S. Growth Equity Portfolio	—	8,400,000	5	5.92	32,000,000
Disciplined International Equity Portfolio	—	1,000,000	3	5.68	1,000,000
Strategic Equity Portfolio	—	1,000,000	1	5.94	1,000,000
Small Cap Equity Portfolio	2,500,000	2,500,000	1	5.68	2,500,000
Secured Options Portfolio	—	15,062,500	8	5.76	35,000,000
Global Secured Options Portfolio	—	3,875,000	4	5.77	5,000,000
* For the six months ended April 30, 2025, based on the number of days borrowings were outstanding. Days Outstanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
111

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Notes to Financial Statements (Unaudited) — (Concluded)
9.  Segment Reporting
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), “Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds’ financial statements.
10.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2025 through the date the financial statements were available to be issued, and has determined that there were no material events that would require recognition or disclosure in the Fund’s financial statements.
112

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable. There were no changes in or disagreements with accountants during the period.
113

The Glenmede Fund, Inc.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not Applicable
114

The Glenmede Fund, Inc.

Item 10. Remuneration Paid to Directors, Officers, and Others Of Open-End Management Investment Companies
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.
115

The Glenmede Fund, Inc.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
116

The Glenmede Fund, Inc.
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
Cohen & Company Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Funds’ investment policies and expenses as well as other pertinent information.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statement filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	June 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	June 30, 2025

By:	/s/ Christopher E. McGuire
Christopher E. McGuire
Treasurer and Principal Financial Officer

Date:	June 30, 2025